FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6%
	ADVERTISING & MARKETING - 0.0%(a)
56	Omnicom Group, Inc.	$ 4,217
119	Trade Desk, Inc. (The), Class A(b)	2,700
		6,917
	AEROSPACE & DEFENSE - 0.3%
263	Dassault Aviation S.A.(c)	97,029
165	Rheinmetall A.G. (c)	275,477
363	RTX Corporation	70,023
6,121	Saab A.B. (c)	399,135
106	Safran S.A.(c)	34,231
		875,895
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
372	Deckers Outdoor Corporation(b)	37,233
37	Hermes International SCA(c)	68,809
		106,042
	ASSET MANAGEMENT - 0.1%
157	3i Group PLC(c)	5,066
147	Blackrock, Inc.	141,371
82	Groupe Bruxelles Lambert N.V. (c)	7,369
204	ICG PLC(c)	4,104
68	Voya Financial, Inc.	4,646
		162,556
	AUTOMOTIVE - 0.1%
2	Niterra Company Ltd. (c)	91
1,112	Tesla, Inc.(b)	413,386
		413,477
	BANKING - 0.4%
2,709	Bank of America Corporation	132,064
618	Bank of Ireland Group PLC(c)	11,025
362	Bank of Nova Scotia (The) (c)	25,099
2,266	Barclays PLC(c)	11,680
2,082	Danske Bank A/S(c)	100,600
96	Erste Group Bank A.G.(c)	10,264
9,572	HSBC Holdings PLC	154,766
1,860	JPMorgan Chase & Company	547,137

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	BANKING - 0.4% (Continued)
77	KBC Group N.V.(c)	$ 9,300
9,668	Lloyds Banking Group PLC(c)	11,816
1,068	NatWest Group PLC(c)	7,820
3	Royal Bank of Canada(c)	485
9,842	Standard Chartered PLC	202,560
1,002	Sumitomo Mitsui Financial Group, Inc.(c)	31,604
364	UniCredit SpA(c)	25,605
1,016	Westpac Banking Corporation(c)	27,668
		1,309,493
	BEVERAGES - 0.1%
220	Celsius Holdings, Inc.(b)	7,806
3,052	Monster Beverage Corporation(b)	221,147
765	PepsiCo, Inc.	118,797
		347,750
	BIOTECH & PHARMA - 0.5%
839	AbbVie, Inc.	182,474
145	Amgen, Inc.	51,018
417	AstraZeneca PLC	81,078
534	Bayer A.G.(c)	24,308
581	Bristol-Myers Squibb Company	35,238
127	CSL Ltd.(c)	12,336
3,486	Daiichi Sankyo Company Ltd.(c)	60,753
498	Eli Lilly & Company	458,045
1,108	Johnson & Johnson	270,840
1,153	Merck & Company, Inc.	138,694
532	Novartis A.G.(c)	80,415
2,692	Novo Nordisk A/S, Class B(c)	96,171
300	Sanofi S.A.(c)	28,682
		1,520,052
	CABLE & SATELLITE - 0.0%(a)
1,044	Comcast Corporation, Class A	29,973

	CHEMICALS - 0.0%(a)
57	CF Industries Holdings, Inc.	7,401

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	CHEMICALS - 0.0%(a) (Continued)
225	Corteva, Inc.	$ 18,834
161	Mosaic Company (The)	4,106
		30,341
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,232	Compass Group PLC(c)	89,191
2	Recruit Holdings Company Ltd.(c)	82
1,123	Republic Services, Inc.	245,959
830	Waste Connections, Inc.	134,828
488	Waste Management, Inc.	112,138
		582,198
	CONSTRUCTION MATERIALS - 0.0%(a)
1,629	Kingspan Group PLC	135,750

	DIVERSIFIED INDUSTRIALS - 0.1%
1,096	Emerson Electric Company	143,598
1,633	Hitachi Ltd.(c)	45,930
195	Siemens A.G.(c)	46,361
		235,889
	E-COMMERCE DISCRETIONARY - 0.3%
3,944	Amazon.com, Inc.(b)	821,417

	ELECTRIC UTILITIES - 0.3%
207	Boralex, Inc. (c)	5,451
7,593	E.ON S.E.(c)	166,392
906	EDP Renovaveis S.A.(c)	14,336
979	Elia Group S.A.(c)	149,135
2,162	Enel SpA(c)	23,427
358	Engie S.A.(c)	11,466
1,068	Eversource Energy	73,991
139	FirstEnergy Corporation	7,042
6,154	Iberdrola S.A.(c)	140,442
178	RWE A.G. (c)	11,867
1,157	Sempra	112,426
3,726	SSE PLC(c)	127,974

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	ELECTRIC UTILITIES - 0.3% (Continued)
8,819	Terna - Rete Elettrica Nazionale(c)	$ 100,544
717	Tohoku Electric Power Company, Inc. (c)	5,286
		949,779
	ELECTRICAL EQUIPMENT - 0.4%
1,019	AMETEK, Inc.	218,433
172	Assa Abloy A.B., Class B(c)	6,111
1,855	Carrier Global Corporation	104,455
58	Daikin Industries Ltd.(c)	6,828
33	Novanta, Inc.(b)	3,898
1,557	nVent Electric PLC	184,162
2,714	Prysmian SpA(c)	309,857
19	Schindler Holding A.G. (c)	6,188
520	Schneider Electric S.E.(c)	137,693
599	Trane Technologies PLC	249,627
		1,227,252
	ENGINEERING & CONSTRUCTION - 0.1%
331	Gaztransport Et Technigaz S.A. (c)	77,738
36	Quanta Services, Inc.	19,765
1,087	WSP Global, Inc. (c)	169,138
		266,641
	ENTERTAINMENT CONTENT - 0.0%(a)
260	Capcom Company Ltd. (c)	5,485
108	ROBLOX Corporation, Class A(b)	6,108
534	Take-Two Interactive Software, Inc.(b)	105,465
41	Versant Media Group, Inc.	1,518
		118,576
	FOOD - 0.0%(a)
717	Bakkafrost P/F(c)	33,538
3,207	Mowi ASA(c)	72,750
508	Salmar ASA(c)	29,650
1,389	Vital Farms, Inc.(b)	19,613
		155,551
	GAS & WATER UTILITIES - 0.0%(a)
44	American Water Works Company, Inc.	5,988

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	GAS & WATER UTILITIES - 0.0%(a) (Continued)
187	Veolia Environnement S.A.(c)	$ 7,059
		13,047
	HEALTH CARE FACILITIES & SERVICES - 0.4%
659	Cardinal Health, Inc.	139,253
1,114	Cencora, Inc.	349,952
106	Centene Corporation(b)	3,470
385	Cigna Group (The)	102,699
353	CVS Health Corporation	25,352
252	Elevance Health, Inc.	73,773
20	Humana, Inc.	3,468
438	McKesson Corporation	379,028
440	UnitedHealth Group, Inc.	119,060
		1,196,055
	HOME CONSTRUCTION - 0.0%(a)
631	DR Horton, Inc.	86,586
70	KB Home	3,623
599	Lennar Corporation, Class A	52,017
136	Masco Corporation	8,210
1	NVR, Inc.(b)	6,590
43	PulteGroup, Inc.	5,057
		162,083
	HOUSEHOLD PRODUCTS - 0.1%
436	Colgate-Palmolive Company	37,160
87	Estee Lauder Companies, Inc. (The), Class A	6,244
1,629	Procter & Gamble Company (The)	235,293
15,266	Unicharm Corporation(c)	89,501
609	Unilever PLC(c)	33,846
		402,044
	INDUSTRIAL REIT - 0.1%
8,660	Goodman Group(c)	152,601
252	Prologis, Inc.	33,309
		185,910

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
67	Sunbelt Rentals Holdings, Inc.(c)	$ 4,212

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
94	CME Group, Inc.	27,763
31	Deutsche Boerse A.G.(c)	8,997
82	Goldman Sachs Group, Inc. (The)	69,371
3,371	Interactive Brokers Group, Inc., Class A	226,093
128	London Stock Exchange Group PLC(c)	15,017
862	Morgan Stanley	141,859
		489,100
	INSURANCE - 0.3%
2,865	AIA Group Ltd.(c)	31,003
68	Allstate Corporation (The)	14,099
547	Aon PLC, Class A	176,561
1,994	Arch Capital Group Ltd.(b)	191,404
366	Arthur J. Gallagher & Company	79,268
132	Marsh & McLennan Companies, Inc.	22,895
238	MS&AD Insurance Group Holdings, Inc.(c)	6,046
1,026	Progressive Corporation (The)	203,395
225	SCOR S.E.(c)	7,947
211	Sompo Holdings, Inc.(c)	7,993
2	Sony Financial Group, Inc.(c)	2
48	Swiss Re A.G.(c)	7,936
400	Tokio Marine Holdings, Inc.(c)	18,418
921	Travelers Companies, Inc. (The)	268,638
39	Zurich Insurance Group A.G.(c)	27,383
		1,062,988
	INTERNET MEDIA & SERVICES - 0.8%
974	Airbnb, Inc., Class A(b)	122,997
2,438	Alphabet, Inc., Class A	701,072
2,087	Alphabet, Inc., Class C	598,677
963	Meta Platforms, Inc., Class A	550,961
1,941	Netflix, Inc.(b)	186,627
39	Spotify Technology S.A.(b)	18,911

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.8% (Continued)
3,139	Uber Technologies, Inc.(b)	$ 225,788
		2,405,033
	LEISURE FACILITIES & SERVICES - 0.1%
2,246	Chipotle Mexican Grill, Inc.(b)	71,894
281	McDonald's Corporation	87,332
315	Starbucks Corporation	28,221
		187,447
	MACHINERY - 0.1%
409	Atlas Copco A.B., Class B(c)	6,257
1,933	Ingersoll Rand, Inc.	154,872
418	TOMRA Systems ASA(c)	4,987
		166,116
	MEDICAL EQUIPMENT & DEVICES - 0.2%
492	Abbott Laboratories	50,514
2,077	Boston Scientific Corporation(b)	130,332
830	Danaher Corporation	157,368
271	Edwards Lifesciences Corporation(b)	21,702
80	Illumina, Inc.(b)	9,861
411	Insulet Corporation(b)	86,244
42	Mettler-Toledo International, Inc.(b)	52,970
383	Thermo Fisher Scientific, Inc.	188,256
		697,247
	METALS & MINING - 0.2%
9,674	Hecla Mining Company	180,227
183	Newmont Corporation	19,810
293	Rio Tinto PLC(c)	26,929
849	Royal Gold, Inc.	216,061
357	Toyota Tsusho Corporation(c)	13,384
		456,411
	MULTI ASSET CLASS REIT - 0.0%(a)
619	Segro PLC(c)	5,275

	OIL & GAS PRODUCERS - 0.2%
80	Aker BP ASA	2,984

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	OIL & GAS PRODUCERS - 0.2% (Continued)
4,756	BP PLC(c)	$ 38,166
606	Chevron Corporation	125,381
3,367	CNX Resources Corporation(b)	129,798
3,271	Cosan S.A.(b) (c)	3,391
207	Devon Energy Corporation	10,416
78	Diamondback Energy, Inc.	15,428
243	Equinor ASA(c)	10,553
1,445	Exxon Mobil Corporation	245,160
5,206	Itochu Enex Company Ltd. (c)	65,307
134	Phillips 66	24,412
646	Sunococorp, LLC	39,826
24	Texas Pacific Land Corporation	11,389
		722,211
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
19,047	Aker Solutions ASA(c)	91,178
4,258	Baker Hughes Company	259,951
326	Halliburton Company	12,711
1,877	Oceaneering International, Inc.(b)	66,577
3,063	SBM Offshore N.V.(c)	122,562
3,705	SLB Ltd.	190,400
		743,379
	PUBLISHING & BROADCASTING - 0.0%(a)
4,009	Future PLC(c)	15,749

	REAL ESTATE SERVICES - 0.0%(a)
4,095	Savills PLC	44,661

	RESIDENTIAL REIT - 0.0%(a)
539	UNITE Group PLC (The)(c)	3,246

	RETAIL - CONSUMER STAPLES - 0.4%
484	Coles Group Ltd. (c)	7,338
85	Costco Wholesale Corporation	84,697
2,156	Dollarama, Inc. (c)	264,554

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.4% (Continued)
1,516	Kroger Company (The)	$ 109,698
204	Loblaw Companies Ltd. (c)	9,298
388	Sprouts Farmers Market, Inc.(b)	29,926
4,651	Walmart, Inc.	578,027
		1,083,538
	RETAIL - DISCRETIONARY - 0.2%
35	AutoZone, Inc.(b)	118,222
56	Brunello Cucinelli SpA(c)	4,827
32	Builders FirstSource, Inc.(b)	2,635
548	Fast Retailing Company Ltd.(c)	212,795
148	Lowe's Companies, Inc.	34,969
824	TJX Companies, Inc. (The)	131,593
		505,041
	SEMICONDUCTORS - 1.1%
620	Advanced Micro Devices, Inc.(b)	126,127
621	Applied Materials, Inc.	212,252
10	ASM International N.V.(c)	7,362
334	BE Semiconductor Industries N.V.(c)	69,081
2,406	Broadcom, Inc.	744,681
15	Disco Corporation(c)	5,788
35	KLA Corporation	51,534
347	Lam Research Corporation	74,140
97	Microchip Technology, Inc.	6,267
10,280	NVIDIA Corporation	1,792,832
70	NXP Semiconductors N.V.	13,780
442	QUALCOMM, Inc.	56,921
718	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	242,648
		3,403,413
	SOFTWARE - 0.7%
174	Adobe, Inc.(b)	42,296
569	Autodesk, Inc.(b)	136,219
72	Cadence Design Systems, Inc.(b)	20,007
182	Fortinet, Inc.(b)	14,873
8	HubSpot, Inc.(b)	1,953

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 9.6% (Continued)
	SOFTWARE - 0.7% (Continued)
77	Intuit, Inc.	$ 33,293
3,063	Microsoft Corporation	1,133,830
67	Okta, Inc.(b)	5,274
1,174	Oracle Corporation	172,707
360	Palantir Technologies, Inc., Class A(b)	52,661
1,026	Palo Alto Networks, Inc.(b)	164,488
303	PTC, Inc.(b)	43,174
370	Salesforce, Inc.	69,068
420	SAP S.E.(c)	71,311
334	Shopify, Inc., Class A(b) (c)	39,623
6	Synopsys, Inc.(b)	2,379
9	Tyler Technologies, Inc.(b)	3,081
		2,006,237
	SPECIALTY FINANCE - 0.1%
536	American Express Company	162,129

	TECHNOLOGY HARDWARE - 0.7%
5,961	Apple, Inc.	1,512,843
1,548	Cisco Systems, Inc.	120,109
21	Ibiden Company Ltd.(c)	975
1,461	Nintendo Company Ltd.(c)	80,776
601	Panasonic Holdings Corporation(c)	9,791
12,652	Sony Group Corporation(c)	255,809
192	Super Micro Computer, Inc.(b)	4,372
12	Teledyne Technologies, Inc.(b)	7,260
		1,991,935
	TECHNOLOGY SERVICES - 0.4%
143	Amadeus IT Group S.A. (c)	8,046
114	Automatic Data Processing, Inc.	23,163
41	Booz Allen Hamilton Holding Corporation	3,199
202	Computacenter PLC(c)	7,994
492	Corpay, Inc.(b)	143,167
23	Equifax, Inc.	4,142
158	Experian PLC	5,433

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 9.6% (Continued)
	TECHNOLOGY SERVICES - 0.4% (Continued)
12	FactSet Research Systems, Inc.			$ 2,604
38	Fair Isaac Corporation(b)			40,567
1,312	Fiserv, Inc.(b)			73,210
646	Mastercard, Inc., Class A			322,780
99	MSCI, Inc.			53,362
350	PayPal Holdings, Inc.			15,831
330	S&P Global, Inc.			140,362
296	Softcat PLC(c)			4,760
1,210	Visa, Inc., Class A			365,709
693	WEX, Inc.(b)			106,057
				1,320,386
	TELECOMMUNICATIONS - 0.1%
1,771	AT&T, Inc.			51,341
929	KDDI Corporation(c)			15,942
388	TELUS Corporation(c)			4,986
141	T-Mobile US, Inc.			29,614
1,134	Verizon Communications, Inc.			56,927
				158,810
	TRANSPORTATION & LOGISTICS - 0.1%
695	DSV A/S(c)			164,629
23	Kuehne + Nagel International A.G.			5,186
				169,815
	TRANSPORTATION EQUIPMENT - 0.0%(a)
106	Kongsberg Gruppen ASA			4,520

	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
1,666	ITOCHU Corporation(c)			20,726

	TOTAL COMMON STOCKS (Cost $24,619,671)			29,084,313
Principal Amount ($)		Coupon (%)	Maturity
	CORPORATE BONDS — 0.0%(a)
	BANKING — 0.0%(a)
17,700,000	JPMorgan Chase & Company(g) (Cost $206,987)	–	01/28/41	191,774

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)				Coupon (%)	Maturity	Fair Value
	GOVERNMENTS - TREASURIES— 2.6%
138,060,000	Mexican Bonos(c) (Cost $7,394,268)			8.50	03/02/28	$ 7,776,106

	CURRENCY OPTIONS PURCHASED - 2.6%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.6%
	AUDcCADp Digi 0.9575	JPM	10/08/2027	$ 0.9575	312,000	83,204
	AUDcCADp Digi 1.0488	JPM	01/08/2027	1.0488	1,051,000	41,310
	AUDcNZDp Digi 1.2275	JPM	05/08/2026	1.2275	338,000	23,948
	AUDcNZDp OT 1.36	BAR	06/28/2027	1.3600	12,404,000	422,773
	AUDcUSDp OT 0.84	JPM	04/15/2026	0.8400	1,896,000	1
	AUDcUSDp OT 0.84	JPM	01/29/2027	0.8400	2,195,000	58,003
	EURcBRLp Digi 7.35	JPM	06/26/2026	7.3500	218,000	5,722
	EURcCHFp Digi 0.9330	JPM	08/28/2026	0.9330	81,000	25,957
	EURcGBPp 0.875	JPM	07/10/2026	0.8750	11,650,000	157,306
	EURcGBPp 0.89	JPM	06/25/2026	0.8900	8,933,000	48,024
	EURcGBPp 0.90	JPM	06/04/2026	0.9000	3,289,000	6,970
	EURcGBPp OT 0.95	JPM	06/09/2026	0.9500	647,000	2,393
	EURcHUFp Digi 505	JPM	03/31/2028	505.0000	457,000	58,521
	EURcPLNp Digi 4.39	JPM	04/23/2026	4.3900	315,000	24,529
	EURcUSDp 1.23	JPM	09/28/2026	1.2300	8,281,000	37,577
	EURcUSDp Digi 1.4250	JPM	07/03/2026	1.4250	1,111,000	460
	GBPcUSDp OT 1.5750	JPM	09/14/2026	1.5750	310,000	2,380
	MXNcJPYp Digi 8.88	JPM	07/06/2026	8.8800	10,827,000	281,913
	NZDcUSDp OT 0.75	JPM	01/29/2027	0.7500	1,265,000	11,849
	USDcBRLp Digi 6.15	JPM	05/29/2026	6.1500	270,000	7,154
	USDcBRLp Digi 6.35	JPM	06/12/2026	6.3500	298,000	6,985
	USDcBRLp Digi 6.75	JPM	12/18/2026	6.7500	457,000	43,172
	USDcCADp Digi 1.415	JPM	03/25/2027	1.4150	307,000	83,680
	USDcCNHp 6.88	JPM	09/29/2026	6.8800	13,500,000	80,600
	USDcCNHp Digi 7.10	JPM	12/30/2026	7.1000	257,000	18,772
	USDcCNHp Digi 7.12	JPM	11/05/2027	7.1200	411,000	33,161
	USDcCNHp Digi 7.13	JPM	10/12/2027	7.1300	233,000	18,057
	USDcHKDp 7.80	JPM	04/09/2026	7.8000	23,746,000	106,997
	USDcMXNp Digi 20.25	JPM	09/30/2026	20.2500	369,000	46,064
	USDcMXNp Digi 20.3	JPM	02/12/2027	20.3000	548,000	101,296
	USDcPHPp Digi 64.35	JPM	07/31/2026	64.3500	391,000	45,522
	USDcTHBp 35	JPM	09/22/2026	35.0000	4,951,000	32,613
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,043,018)					1,916,913

	PUT OPTIONS PURCHASED - 2.0%
	AUDpUSDc 0.66	JPM	04/10/2026	0.6600	11,470,000	4,369
	CADpBRLc Digi 3.90	JPM	12/17/2027	3.9000	565,000	107,971
	CHFpBRLc Digi 6.65	JPM	02/22/2028	6.6500	351,000	76,768
	EURpAUDc Digi 1.53	JPM	03/17/2027	1.5300	459,000	30,963
	EURpAUDc Digi 1.55	JPM	10/30/2026	1.5500	482,000	30,399
	EURpCADc 1.5575 RKO 1.52	JPM	04/14/2026	1.5575	28,888,000	1,604

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

CURRENCY OPTIONS PURCHASED - 2.6% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 2.0% (Continued)
EURpGBPc 0.875	JPM	07/10/2026	$ 0.8750	11,650,000	$ 124,139
EURpGBPc Digi 0.8600	JPM	04/17/2026	0.8600	270,000	12,147
EURpHUFc 350	JPM	08/24/2026	350.0000	4,039,000	6,482
EURpHUFc 358	JPM	04/15/2026	358.0000	10,653,000	12,723
EURpHUFc 372	JPM	05/27/2026	372.0000	4,234,000	35,764
EURpHUFc Digi 350	JPM	08/13/2026	350.0000	162,000	8,476
EURpHUFc Digi 350	JPM	03/31/2028	350.0000	457,000	39,389
EURpHUFc Digi 351	JPM	12/18/2026	351.0000	702,000	48,144
EURpHUFc Digi 353	JPM	03/06/2028	353.0000	544,000	53,520
EURpHUFc Digi 361	JPM	10/12/2027	361.0000	334,000	46,968
EURpHUFc Digi 363	JPM	03/03/2028	363.0000	546,000	80,435
EURpHUFc Digi 366	JPM	12/08/2026	366.0000	317,000	59,933
EURpHUFc Digi 370	JPM	07/10/2026	370.0000	909,000	232,733
EURpHUFc Digi 374	JPM	12/08/2026	374.0000	147,000	42,626
EURpHUFc Digi 378	JPM	09/23/2026	378.0000	138,000	51,517
EURpHUFc Digi 381	JPM	05/20/2026	381.0000	196,000	95,812
EURpHUFc Digi 381	JPM	08/28/2026	381.0000	228,000	99,942
EURpMXNc OT 20.03	JPM	07/22/2026	20.0300	113,000	57,427
EURpPLNc Digi 4.10	JPM	08/12/2026	4.1000	297,000	10,127
EURpPLNc Digi 4.21	JPM	04/16/2026	4.2100	125,000	3,260
EURpPLNc Digi 4.21	JPM	07/10/2026	4.2100	126,000	22,863
EURpUSDc Digi 1.10	JPM	06/12/2026	1.1000	5,140,000	365,548
EURpUSDc Digi 1.13	JPM	06/02/2026	1.1300	3,339,000	660,201
GBPpAUDc OT 1.6	JPM	03/11/2027	1.6000	1,832,000	96,263
GBPpSGDc Digi 1.60	JPM	05/21/2026	1.6000	465,000	12,225
NOKpSEKc Digi 0.92	JPM	04/10/2026	0.9200	5,535,000	1,529
NZDpUSDc Digi 0.5300	JPM	08/28/2026	0.5300	300,000	16,261
NZDpUSDc Digi 0.5650	JPM	08/07/2026	0.5600	272,000	49,184
USDpBRLc 5.11 RKO 5.02	JPM	04/28/2026	5.1100	5,737,000	3,288
USDpBRLc 5.12 ERKO 5.03	JPM	04/28/2026	5.1200	5,749,000	3,305
USDpBRLc 5.2	JPM	04/16/2026	5.2000	4,905,000	51,698
USDpBRLc Digi 5.60	JPM	05/11/2026	5.6000	408,000	367,675
USDpBRLc Digi 5.60	JPM	08/11/2026	5.6000	408,000	297,267
USDpBRLc Digi 4.87	JPM	06/16/2027	4.8700	135,000	20,018
USDpBRLc Digi 5.16	JPM	12/18/2026	5.1600	175,000	55,049
USDpBRLc Digi 5.28	JPM	12/08/2027	5.2800	499,000	128,404
USDpBRLc iOT 4.55	JPM	09/17/2027	4.5500	251,000	59,336
USDpBRLc OT 4.76	JPM	10/19/2027	4.7600	352,000	148,509
USDpBRLc OT 4.82	JPM	09/23/2027	4.8200	302,000	145,020
USDpBRLc OT 4.89	JPM	05/28/2026	4.8900	95,000	12,958
USDpBRLc OT 4.93	JPM	04/17/2026	4.9300	58,000	319
USDpCADc Digi 1.31	JPM	05/22/2026	1.3100	1,447,000	8,064
USDpCADc Digi 1.32	JPM	04/27/2026	1.3200	1,407,000	2,663
USDpCLPc Digi 863	JPM	08/07/2026	863.0000	57,000	11,075
USDpCLPc Digi 863	JPM	10/21/2026	863.0000	388,000	90,993
USDpCLPc Digi 866	JPM	05/15/2026	866.0000	57,000	5,996
USDpCNHc 6.8	JPM	04/24/2026	6.8000	8,929,000	5,062

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

	CURRENCY OPTIONS PURCHASED - 2.6% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 2.0% (Continued)
	USDpCNHc 6.8	JPM	06/01/2026	$ 6.8000	6,206,000	$ 15,290
	USDpCNHc 6.88	JPM	09/29/2026	6.8800	13,500,000	230,661
	USDpCNHc Digi 6.57	JPM	02/26/2027	6.5700	441,000	88,452
	USDpCNHc Digi 6.65	JPM	07/27/2026	6.6500	4,127,000	335,170
	USDpCNHc Digi 6.73	JPM	07/15/2026	6.7300	509,000	91,328
	USDpCOPc Digi 3730	JPM	10/08/2026	3,730.0000	139,000	54,893
	USDpCOPc Digi 3855	JPM	12/17/2027	3,855.0000	163,000	41,455
	USDpCOPc Digi 4025	JPM	09/01/2026	4,025.0000	102,000	74,072
	USDpINRc Digi 89.9	JPM	04/30/2026	89.9000	460,000	7,101
	USDpINRc Digi 90.5	JPM	07/28/2026	90.5000	457,000	39,982
	USDpJPYc 150	JPM	04/20/2026	150.0000	9,068,000	3,592
	USDpJPYc 157.5	JPM	04/14/2026	157.5000	4,831,000	19,510
	USDpJPYc 158	JPM	04/03/2026	158.0000	6,441,000	7,814
	USDpJPYc Digi 101	JPM	04/09/2026	101.0000	5,224,000	5
	USDpJPYc Digi 127	JPM	05/12/2027	127.0000	608,000	21,027
	USDpJPYc Digi 135	JPM	10/26/2026	135.0000	2,815,000	92,510
	USDpJPYc Digi 137	JPM	09/30/2026	137.0000	2,784,000	96,721
	USDpJPYc Digi 145	JPM	04/20/2026	145.0000	187,000	667
	USDpJPYc Digi 145.65	JPM	05/08/2026	145.6500	1,108,000	18,606
	USDpJPYc Digi 152.55	JPM	05/28/2026	152.5500	145,000	21,156
	USDpJPYc Digi 156.25 KO 151	JPM	04/23/2026	156.2500	521,000	87,285
	USDpJPYc iOT 110	JPM	12/02/2026	110.0000	730,000	219
	USDpJPYc iOT 110	JPM	12/02/2026	110.0000	633,000	190
	USDpJPYc OT 133	JPM	01/18/2028	133.0000	262,000	50,592
	USDpJPYc OT 133.5	JPM	03/17/2027	133.5000	346,000	39,306
	USDpKRWc Digi 1310	JPM	06/29/2026	1,310.0000	228,000	1,327
	USDpKRWc Digi 1403	JPM	10/28/2026	1,403.0000	425,000	83,602
	USDpKRWc OT 1050	JPM	05/07/2026	1,050.0000	2,543,000	3
	USDpMXNc Digi 17.30	JPM	05/13/2026	17.3000	164,000	25,867
	USDpMXNc Digi 17.01	JPM	02/12/2027	17.0100	548,000	115,768
	USDpMXNc OT 16.85	JPM	09/25/2026	16.8500	159,000	56,079
	USDpTRYc Digi 59.55	JPM	09/24/2027	59.5500	306,000	64,388
	USDpZARc Digi 15.31	JPM	04/08/2027	15.3100	461,000	59,135
	USDpZARc Digi 15.31	JPM	05/05/2027	15.3100	499,000	66,175
	USDpZARc Digi 15.73	JPM	04/28/2026	15.7300	299,000	5,517
	USDpZARc Digi 16.15	JPM	02/22/2027	16.1500	391,000	102,763
	USDpZARc Digi 17.03	JPM	04/22/2026	17.0300	4,000	2,353
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,182,944)					6,034,992
	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $9,225,962)					7,951,905

Contracts
	INDEX OPTIONS PURCHASED(e) - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
210	Cboe Volatility Index VIX US	MS	04/15/2026	36.0000	530,250	18,060
310	Cboe Volatility Index VIX US	MS	04/15/2026	65.0000	782,750	5,270
510	Cboe Volatility Index VIX US	MS	04/15/2026	70.0000	1,287,750	7,140

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	INDEX OPTIONS PURCHASED(e) - 0.3% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.3% (Continued)
510	Cboe Volatility Index VIX US	MS	04/15/2026	$ 75.0000	$ 1,287,750	$ 5,610
510	Cboe Volatility Index VIX US	MS	04/15/2026	80.0000	1,287,750	4,080
310	Cboe Volatility Index VIX US	MS	04/15/2026	85.0000	782,750	1,860
510	Cboe Volatility Index VIX US	MS	04/15/2026	90.0000	1,287,750	3,570
200	Cboe Volatility Index VIX US	MS	04/15/2026	95.0000	505,000	1,000
200	Cboe Volatility Index VIX US	MS	04/15/2026	110.0000	505,000	800
450	Cboe Volatility Index VIX US	MS	05/19/2026	65.0000	1,136,250	26,100
450	Cboe Volatility Index VIX US	MS	05/19/2026	75.0000	1,136,250	19,800
450	Cboe Volatility Index VIX US	MS	05/19/2026	80.0000	1,136,250	16,200
450	Cboe Volatility Index VIX US	MS	05/19/2026	85.0000	1,136,250	13,950
450	Cboe Volatility Index VIX US	MS	05/19/2026	95.0000	1,136,250	12,150
780	Cboe Volatility Index VIX US	MS	06/17/2026	70.0000	1,969,500	51,480
780	Cboe Volatility Index VIX US	MS	06/17/2026	75.0000	1,969,500	51,480
780	Cboe Volatility Index VIX US	MS	06/17/2026	85.0000	1,969,500	35,100
780	Cboe Volatility Index VIX US	MS	06/17/2026	90.0000	1,969,500	33,540
780	Cboe Volatility Index VIX US	MS	06/17/2026	100.0000	1,969,500	25,740
280	Cboe Volatility Index VIX US	MS	07/22/2026	75.0000	707,000	19,320
280	Cboe Volatility Index VIX US	MS	07/22/2026	80.0000	707,000	15,120
280	Cboe Volatility Index VIX US	MS	07/22/2026	85.0000	707,000	13,440
280	Cboe Volatility Index VIX US	MS	07/22/2026	95.0000	707,000	10,640
280	Cboe Volatility Index VIX US	MS	07/22/2026	100.0000	707,000	9,800
280	Cboe Volatility Index VIX US	MS	07/22/2026	120.0000	707,000	6,720
1,319	EURO STOXX Banks Price EUR	MS	06/19/2026	270.0000	15,754,796	228,675
76	NIFTYM	MS	06/30/2026	28,500.0000	3,394,373	3,580
5	Nikkei 225 Index	MS	09/11/2026	57,000.0000	255,318,600	57,651
19	S&P 500 Index	MS	04/30/2026	6,835.0000	12,404,188	56,620
159	STOXX Europe 600 Price Index	MS	06/19/2026	625.0000	4,635,963	37,581
82	Swiss Market Index	MS	06/19/2026	13,500.0000	10,476,968	122,348
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,167,674)					914,425
	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,167,674)					914,425

	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED(g) - 1.5%
	PUT OPTIONS PURCHASED - 1.5%
373,000	BRLJPY > 26.437 and EUSA30 > 2.87%	CIT	10/09/2028	26.4370	45,921	76,652
332,000	EURZAR < 19.40 and EURCMS30y > 3.28%	MS	10/06/2028	19.4000	28,912	48,925
912,000	SPX < 6040.8 and US2YRSOFR < 3.131%	GS	09/18/2026	6,040.8000	62,016	59,097
912,000	SPX < 6040.8 and US2YRSOFR < 3.142%	GS	08/21/2026	6,040.8000	62,016	54,243
912,000	SPX < 6040.8 and US2YRSOFR < 3.161%	GS	07/17/2026	6,040.8000	62,016	47,227
542,000	SPX < 6151.50 and GLD US > 326.31	MS	04/17/2026	6,151.5000	37,940	49,399
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	05/15/2026	6,151.5000	74,760	154,792
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	05/15/2026	6,380.5400	71,888	261,165
428,000	SPX > 7381 and USDCAD > 1.40995	BAML	09/18/2026	7,381.0000	36,380	7,677
762,000	SPX Digi Lookback Put 80% 1d reset	GS	04/16/2027	80.0000	144,628	179,756
865,000	SPX Digi Lookback Put 80% 1d reset	CIT	07/16/2027	80.0000	170,578	214,607
762,000	SPX Digi Lookback Put 81.5% 1d reset	GS	03/19/2027	81.5000	154,305	192,862

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED(g) - 1.5% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 1.5% (Continued)
865,000	SPX Digi Lookback Put 81.5% 1d reset	CIT	06/17/2027	$ 81.5000	$ 182,256	$ 228,533
762,000	SPX Digi Lookback Put 83% 1d reset	GS	02/19/2027	83.0000	161,925	202,540
865,000	SPX Digi Lookback Put 83% 1d reset	CIT	05/21/2027	83.0000	192,030	242,979
762,000	SPX Digi Lookback Put 84.5% 1d reset	GS	01/15/2027	84.5000	170,840	217,703
865,000	SPX Digi Lookback Put 84.5% 1d reset	CIT	04/16/2027	84.5000	200,853	256,732
762,000	SPX Digi Lookback Put 86% 1d reset	GS	12/18/2026	86.0000	183,794	230,657
865,000	SPX Digi Lookback Put 86% 1d reset	CIT	03/19/2027	86.0000	214,693	274,984
762,000	SPX Digi Lookback Put 88.5% 1d reset	GS	11/20/2026	88.5000	215,341	261,061
865,000	SPX Digi Lookback Put 88.5% 1d reset	CIT	02/19/2027	88.5000	245,486	312,179
762,000	SPX Digi Lookback Put 90% 1d reset	GS	10/16/2026	90.0000	233,096	275,996
865,000	SPX Digi Lookback Put 90% 1d reset	CIT	01/15/2027	90.0000	265,295	334,668
1,198,000	SX5E < 5191.20 and EUSA2 < 2.336%	GS	07/17/2026	5,191.2000	85,680	40,847
1,198,000	SX5E < 5206.05 and EUSA2 < 2.325%	GS	08/21/2026	5,206.0500	95,354	49,986
376,000	UKX > 10113 and EURGBP < 0.8694	JPM	12/18/2026	10,113.0000	83,969	128,793
430,000	USDBRL < 5.6 and EURCMS30y > 3.15%	BAML	09/24/2027	5.6000	61,920	90,955
182,000	USDJPY < 139 and JYS010 > 1.475%	GS	04/17/2026	139.0000	23,478	0
428,000	USDTRY < 63 and EURCMS30y > 3.15%	JPM	09/29/2027	63.0000	87,954	107,086
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,655,324)					4,602,101
	TOTAL OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $3,655,324)					4,602,101

	FUTURE OPTIONS PURCHASED(h) - 7.6%
	CALL OPTIONS PURCHASED - 5.6%
587	3 Month SOFR	MS	12/11/2026	97.2500	141,415,638	135,744
660	3 Month SOFR	MS	12/10/2027	99.0000	159,381,750	82,500
974	3 Month SOFR	MS	03/10/2028	99.2500	235,208,825	115,663
68	C$ Curr 9am	MS	06/05/2026	74.0000	4,896,000	6,120
159	C$ Curr 9am	MS	06/05/2026	74.5000	11,448,000	9,540
91	C$ Curr 9am	MS	06/05/2026	75.0000	6,552,000	3,185
50	Cobalt Met Future(f)	MS	07/02/2026	29.0000	2,808,686	42,990
177	Copper LME(f)	MS	05/06/2026	14,000.0000	54,478,565	278,156
177	Copper LME(f)	MS	05/06/2026	14,500.0000	54,478,565	161,867
67	Corn Future(f)	MS	11/20/2026	600.0000	1,622,238	31,406
58	Crude Oil(f)	MS	04/27/2026	90.0000	6,030,260	1,045,740
116	Crude Oil(f)	MS	04/27/2026	100.0000	12,060,520	1,467,400
38	Crude Oil(f)	MS	04/27/2026	150.0000	3,950,860	82,460
5	Crude Oil(f)	MS	06/16/2026	76.5000	432,650	76,200
11	Crude Oil(f)	MS	06/16/2026	77.0000	951,830	164,670
5	Crude Oil(f)	MS	06/16/2026	82.5000	432,650	61,400
11	Crude Oil(f)	MS	06/16/2026	83.0000	951,830	132,770
5	Crude Oil(f)	MS	06/16/2026	90.5000	432,650	46,650
11	Crude Oil(f)	MS	06/16/2026	91.5000	951,830	99,220
5	Crude Oil(f)	MS	06/16/2026	102.5000	432,650	31,300
11	Crude Oil(f)	MS	06/16/2026	104.5000	951,830	64,570
113	Crude Oil(f)	MS	10/27/2026	85.0000	8,997,060	969,540
212	Crude Oil(f)	MS	10/27/2026	150.0000	16,879,440	360,400

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	FUTURE OPTIONS PURCHASED(h) - 7.6% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 5.6% (Continued)
890	Crude Oil(f)	MS	11/17/2026	$ 120.0000	$ 64,498,300	$ 1,557,500
104	Crude Oil(f)	MS	05/17/2027	100.0000	7,247,760	215,280
59	Dutch TTF Opt FSM(f)	MS	11/26/2026	100.0000	2,231,102	218,770
5,432	ECX EMISS FSM(f)	MS	06/24/2026	115.0000	393,874,320	722,006
1,064	EURIBOR 3M	MS	06/15/2026	97.9300	259,350,000	38,430
529	EURIBOR 3M	MS	09/14/2026	98.1250	128,619,738	15,285
41	Gold(f)	MS	04/27/2026	6,000.0000	19,182,260	15,990
67	Gold(f)	MS	05/26/2026	5,000.0000	31,346,620	748,390
170	Gold(f)	MS	05/26/2026	6,000.0000	79,536,200	258,400
357	Gold(f)	MS	11/24/2026	10,000.0000	170,653,140	639,030
2,387	Gold(f)	MS	11/24/2026	15,000.0000	141,033,740	1,694,769
272	HG Copper(f)	MS	04/27/2026	800.0000	38,175,200	20,400
35	HG Copper(f)	MS	08/26/2026	600.0000	5,005,000	284,375
1,148	IODEX IO(f)	MS	03/31/2026	120.0000	12,212,424	1
1,148	IODEX IO(f)	MS	04/30/2026	120.0000	12,300,820	2,296
1,148	IODEX IO(f)	MS	05/29/2026	120.0000	12,243,420	39,032
1,148	IODEX IO(f)	MS	06/30/2026	120.0000	12,168,800	82,656
279	Lead LME(f)	MS	06/03/2026	2,300.0000	13,230,738	2,999
1,068	Natural Gas(f)	MS	09/25/2026	8.0000	35,713,920	269,136
16	Natural Gas(f)	MS	11/24/2026	5.0000	715,520	77,104
171	Nickel LME(f)	MS	06/03/2026	23,000.0000	17,530,226	57,579
10	Platinum(f)	MS	04/15/2026	2,500.0000	985,100	1,250
273	Primary Aluminum(f)	MS	12/01/2027	4,500.0000	20,104,403	286,377
298	Primary Aluminum(f)	MS	12/01/2027	5,000.0000	21,945,465	191,912
416	Primary Aluminum(f)	MS	12/01/2027	5,500.0000	30,635,280	164,944
28	S&P 500 Emini	MS	12/18/2026	7,650.0000	9,728,600	84,000
19	S&P 500 Emini	MS	12/18/2026	7,700.0000	6,601,550	49,638
7	S&P 500 Emini	MS	12/18/2026	7,750.0000	2,432,150	15,838
28	S&P 500 Emini	MS	12/18/2026	7,800.0000	9,728,600	54,600
14	S&P 500 Emini	MS	12/18/2026	7,850.0000	4,864,300	23,625
15	S&P 500 Emini	MS	12/18/2026	7,900.0000	5,211,750	21,750
36	S&P 500 Emini	MS	12/18/2026	7,950.0000	12,508,200	45,450
3	S&P 500 Emini	MS	12/18/2026	8,000.0000	1,042,350	3,263
4	S&P 500 Emini	MS	12/18/2026	8,050.0000	1,389,800	3,780
6	S&P 500 Emini	MS	12/18/2026	8,100.0000	2,084,700	4,920
6	S&P 500 Emini	MS	12/18/2026	8,200.0000	2,084,700	3,750
6	S&P 500 Emini	MS	12/18/2026	8,400.0000	2,084,700	2,280
6	S&P 500 Emini	MS	12/18/2026	8,500.0000	2,084,700	1,830
12	S&P Emini 2nd Week	MS	04/10/2026	6,700.0000	3,940,800	20,850
21	Silver(f)	MS	04/27/2026	88.0000	7,866,495	158,655
9	Silver(f)	MS	06/25/2026	95.0000	3,396,555	197,415
10	Silver(f)	MS	06/25/2026	100.0000	3,773,950	183,300
2,788	SOFR 1yr MidCurve	MS	12/11/2026	97.5000	673,267,150	749,275
37	Soybean(f)	MS	04/24/2026	1,070.0000	2,166,350	187,775
21	Soybean(f)	MS	04/24/2026	1,090.0000	1,229,550	86,100
21	Soybean(f)	MS	04/24/2026	1,110.0000	1,229,550	66,019
21	Soybean(f)	MS	04/24/2026	1,140.0000	1,229,550	39,113

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	FUTURE OPTIONS PURCHASED(h) - 7.6% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 5.6% (Continued)
29	Soybean(f)	MS	06/26/2026	$ 1,110.0000	$ 1,719,700	$ 123,794
30	Soybean(f)	MS	06/26/2026	1,210.0000	1,779,000	43,125
110	Soybean(f)	MS	06/26/2026	1,280.0000	6,523,000	67,375
41	Soybean(f)	MS	06/26/2026	1,330.0000	2,431,300	13,838
41	Soybean(f)	MS	06/26/2026	1,400.0000	2,431,300	6,406
41	Soybean(f)	MS	06/26/2026	1,500.0000	2,431,300	2,819
14	Soybean(f)	MS	08/21/2026	1,300.0000	810,775	10,588
411	US 10 Year Bond	MS	05/22/2026	111.5000	45,633,844	327,516
1,920	US 10 Year Bond	MS	05/22/2026	112.0000	213,180,000	1,140,000
572	US 10 Year Bond	MS	05/22/2026	114.0000	63,509,875	107,250
56	US 5 Year Bond	MS	04/24/2026	109.0000	6,058,063	10,063
	TOTAL CALL OPTIONS PURCHASED (Cost - $17,062,521)					16,929,402

	PUT OPTIONS PURCHASED – 2.0%
265	3 Month SOFR	MS	09/11/2026	96.0000	63,821,938	69,563
1,532	3 Month SOFR	MS	09/11/2026	96.3750	368,963,050	813,875
1,532	3 Month SOFR	MS	09/11/2026	96.6200	368,963,050	1,532,000
68	C$ Curr 9am	MS	06/05/2026	73.0000	4,896,000	84,320
159	C$ Curr 9am	MS	06/05/2026	73.5000	11,448,000	260,760
228	Crude Oil(f)	MS	04/16/2026	65.0000	23,114,640	36,480
29	Crude Oil(f)	MS	04/16/2026	75.0000	2,940,020	16,530
200	Crude Oil(f)	MS	04/16/2026	77.0000	20,276,000	146,000
11	Crude Oil(f)	MS	06/16/2026	56.5000	951,830	7,480
5	Crude Oil(f)	MS	06/16/2026	57.5000	432,650	3,800
11	Crude Oil(f)	MS	06/16/2026	62.0000	951,830	13,750
5	Crude Oil(f)	MS	06/16/2026	62.5000	432,650	6,600
11	Crude Oil(f)	MS	06/16/2026	67.0000	951,830	23,540
5	Crude Oil(f)	MS	06/16/2026	67.5000	432,650	11,300
16	Crude Oil(f)	MS	06/16/2026	71.5000	1,384,480	53,920
5	ECX EMISS FSM(f)	MS	12/09/2026	70.0000	362,550	40,684
1,064	EURIBOR 3M	MS	06/15/2026	97.6800	259,350,000	737,864
6	Gold(f)	MS	04/27/2026	4,000.0000	2,807,160	12,120
25	Gold(f)	MS	04/27/2026	4,100.0000	11,696,500	69,250
103	Primary Aluminum(f)	MS	04/01/2026	2,800.0000	9,067,631	0
82	Primary Aluminum(f)	MS	05/06/2026	2,800.0000	7,183,282	12,997
420	S&P 500 Emini	MS	06/18/2026	6,000.0000	37,928,000	2,147,249
5	Silver(f)	MS	04/27/2026	60.0000	1,872,975	21,750
21	Soybean(f)	MS	04/24/2026	1,030.0000	1,229,550	263
58	Soybean(f)	MS	04/24/2026	1,050.0000	3,395,900	1,088
21	Soybean(f)	MS	04/24/2026	1,070.0000	1,229,550	656
29	Soybean(f)	MS	06/26/2026	1,080.0000	1,719,700	7,794
70	Soybean(f)	MS	06/26/2026	1,150.0000	4,151,000	74,813
30	Soybean(f)	MS	06/26/2026	1,190.0000	1,779,000	60,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,938,535)					6,267,196
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $23,001,056)					23,196,598

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)				Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 56.1%
	U.S. TREASURY BILLS — 56.1%
9,700,000	United States Treasury Bill			1.82	04/02/26	$ 9,699,031
13,200,000	United States Treasury Bill			3.46	04/16/26	13,180,024
15,150,000	United States Treasury Bill			3.57	04/30/26	15,105,735
10,200,000	United States Treasury Bill			3.62	05/07/26	10,162,709
12,600,000	United States Treasury Bill			3.63	05/28/26	12,527,641
12,250,000	United States Treasury Bill			3.63	06/04/26	12,171,230
10,200,000	United States Treasury Bill			3.63	06/11/26	10,127,540
9,550,000	United States Treasury Bill			3.63	06/18/26	9,475,603
9,100,000	United States Treasury Bill			3.63	06/25/26	9,022,901
17,200,000	United States Treasury Bill			3.65	07/02/26	17,041,540
10,100,000	United States Treasury Bill			3.66	07/09/26	9,999,846
10,200,000	United States Treasury Bill			3.65	07/23/26	10,084,865
10,000,000	United States Treasury Bill			3.66	08/06/26	9,873,295
13,300,000	United States Treasury Bill			3.67	08/13/26	13,121,777
9,100,000	United States Treasury Bill			3.68	08/27/26	8,965,301
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $170,578,428)					170,559,038

	TOTAL INVESTMENTS – 80.3% (Cost $239,849,370)					$ 244,276,260
	CALL OPTIONS WRITTEN - (1.7)% (Premiums received - $6,166,407)					(5,114,958)
	PUT OPTIONS WRITTEN - (1.7)% (Premiums received - $3,948,690)					(5,281,799)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.1%					70,189,382
	NET ASSETS - 100.0%					$ 304,068,885

Contracts
	WRITTEN FUTURE OPTIONS(h) - (3.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.6)%
58	Crude Oil(f)	MS	04/27/2026	$ 110.0000	$ 6,030,260	$ 516,780
63	Crude Oil(f)	MS	04/27/2026	120.0000	6,550,110	395,010
38	Crude Oil(f)	MS	04/27/2026	130.0000	3,950,860	166,820
48	Crude Oil(f)	MS	04/27/2026	160.0000	4,990,560	74,880
61	Crude Oil(f)	MS	10/27/2026	105.0000	4,856,820	279,380
76	Crude Oil(f)	MS	10/27/2026	160.0000	6,051,120	110,200
890	Crude Oil(f)	MS	11/17/2026	140.0000	64,498,300	1,076,900
15	Dutch TTF Opt FSM(f)	MS	11/26/2026	140.0000	567,229	34,311
1,064	EURIBOR 3M	MS	06/15/2026	98.0000	59,350,000	30,744
529	EURIBOR 3M	MS	09/14/2026	98.3120	128,619,738	11,464
67	Gold(f)	MS	05/26/2026	5,500.0000	31,346,620	241,870
4	Gold(f)	MS	06/25/2026	4,770.0000	1,885,440	101,760

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	WRITTEN FUTURE OPTIONS(h) - (3.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.6)% (Continued)
4	Gold(f)	MS	06/25/2026	$ 4,950.0000	$ 1,885,440	$ 73,680
3	Gold(f)	MS	07/28/2026	5,300.0000	1,414,080	39,240
3	Gold(f)	MS	07/28/2026	5,580.0000	1,414,080	25,650
41	Gold(f)	MS	11/24/2026	11,000.0000	19,598,820	61,090
54	Gold(f)	MS	11/24/2026	13,000.0000	25,813,080	56,700
2,474	Gold(f)	MS	11/24/2026	20,000.0000	1,182,621,480	544,280
272	HG Copper(f)	MS	04/27/2026	810.0000	38,175,200	20,400
23	HG Copper(f)	MS	08/26/2026	650.0000	3,289,000	103,500
7	Natural Gas(f)	MS	04/27/2026	2.9500	201,880	9,800
7	Natural Gas(f)	MS	04/27/2026	3.0500	201,880	7,525
20	Natural Gas(f)	MS	04/27/2026	3.2500	576,800	12,760
5	Natural Gas(f)	MS	04/27/2026	3.3000	144,200	2,810
14	Natural Gas(f)	MS	04/27/2026	3.4500	403,760	5,516
7	Natural Gas(f)	MS	04/27/2026	3.5000	201,880	2,471
5	Natural Gas(f)	MS	04/27/2026	3.6000	144,200	1,440
14	Natural Gas(f)	MS	04/27/2026	3.7500	403,760	3,094
5	Natural Gas(f)	MS	04/27/2026	3.9500	144,200	830
5	Natural Gas(f)	MS	04/27/2026	4.1500	144,200	660
9	Natural Gas(f)	MS	04/27/2026	4.3000	259,560	1,035
5	Natural Gas(f)	MS	04/27/2026	4.6500	144,200	445
17	Natural Gas(f)	MS	11/24/2026	5.5000	760,240	62,951
42	SGX Iron Ore 62%(f)	MS	03/31/2026	130.0000	446,796	0
42	SGX Iron Ore 62%(f)	MS	04/30/2026	130.0000	450,030	0
42	SGX Iron Ore 62%(f)	MS	05/29/2026	130.0000	447,930	168
42	SGX Iron Ore 62%(f)	MS	06/30/2026	130.0000	445,200	798
1	Silver(f)	MS	04/27/2026	97.0000	374,595	3,475
1	Silver(f)	MS	04/27/2026	107.6500	374,595	1,730
1	Silver(f)	MS	06/25/2026	115.0000	377,395	11,290
20	Silver(f)	MS	06/25/2026	120.0000	7,547,900	195,300
2,788	SOFR 1yr MidCurve	MS	12/11/2026	98.0000	673,267,150	400,775
23	US Bond	MS	05/22/2026	115.0000	2,619,125	31,625
17	US Bond	MS	05/22/2026	116.0000	1,935,875	17,000
6	US Bond	MS	05/22/2026	117.0000	683,250	4,313
54	US Bond	MS	05/22/2026	118.0000	6,149,250	28,688
44	US Bond	MS	05/22/2026	119.0000	5,010,500	17,188
61	US Bond	MS	05/22/2026	121.0000	6,946,375	14,297
38	US Bond	MS	05/22/2026	123.0000	4,327,250	5,938
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $5,557,523)					4,808,581

	PUT OPTIONS WRITTEN - (1.5)%
3,065	3 Month SOFR	MS	09/11/2026	96.5000	738,166,938	2,298,751
56	Crude Oil(f)	MS	04/16/2026	70.0000	5,677,280	16,800
400	Crude Oil(f)	MS	04/16/2026	71.0000	40,552,000	136,000
4	ECX EMISS FSM(f)	MS	12/09/2026	62.0000	290,040	19,857
1,064	EURIBOR 3M	MS	06/15/2026	97.7500	259,350,000	876,214
5	Gold(f)	MS	04/27/2026	3,800.0000	2,339,300	5,500
4	Gold(f)	MS	06/25/2026	4,460.0000	1,885,440	68,960

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	WRITTEN FUTURE OPTIONS(h) - (3.6)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.5)% (Continued)
4	Gold(f)	MS	06/25/2026	$ 4,620.0000	$ 1,885,440	$ 94,280
3	Gold(f)	MS	07/28/2026	4,905.0000	1,414,080	129,090
3	Gold(f)	MS	07/28/2026	5,070.0000	1,414,080	162,030
20	Natural Gas(f)	MS	04/27/2026	2.4500	576,800	4,680
5	Natural Gas(f)	MS	04/27/2026	2.5500	144,200	1,990
7	Natural Gas(f)	MS	04/27/2026	2.6000	201,880	3,570
20	Natural Gas(f)	MS	04/27/2026	2.7000	576,800	16,140
5	Natural Gas(f)	MS	04/27/2026	2.7500	144,200	5,000
7	Natural Gas(f)	MS	04/27/2026	2.8000	201,880	8,561
9	Natural Gas(f)	MS	04/27/2026	2.8500	259,560	13,275
9	Natural Gas(f)	MS	04/27/2026	2.9000	259,560	15,795
9	Natural Gas(f)	MS	04/27/2026	3.0000	259,560	21,456
9	Natural Gas(f)	MS	04/27/2026	3.0500	259,560	24,579
5	Silver(f)	MS	04/27/2026	58.0000	1,872,975	16,650
1	Silver(f)	MS	04/27/2026	80.8500	374,595	44,575
1	Silver(f)	MS	04/27/2026	86.7500	374,595	67,530
1	Silver(f)	MS	06/25/2026	81.2500	377,395	66,170
1	Silver(f)	MS	06/25/2026	87.0000	377,395	86,990
23	US Bond	MS	05/22/2026	107.0000	2,619,125	7,547
23	US Bond	MS	05/22/2026	110.0000	2,619,125	16,172
38	US Bond	MS	05/22/2026	111.0000	4,327,250	34,438
23	US Bond	MS	05/22/2026	112.0000	2,619,125	27,313
17	US Bond	MS	05/22/2026	113.0000	1,935,875	26,031
44	US Bond	MS	05/22/2026	114.0000	5,010,500	86,625
38	US Bond	MS	05/22/2026	115.0000	4,327,250	95,000
38	US Bond	MS	05/22/2026	116.0000	4,327,250	118,156
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $3,355,813)					4,615,725
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $8,913,336)					9,424,306

	CURRENCY OPTIONS WRITTEN – (0.0)% (a)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.0)% (a)
	USDcHKDp	JPM	04/09/2026	$ 7.8500	24,075,000	$ 4,249
	USDcJPYp 160.60	JPM	04/14/2026	160.6000	4,831,000	13,728
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $31,999)					17,977

	PUT OPTIONS WRITTEN - (0.0)% (a)
	USDpBRLc 5.10	JPM	04/16/2026	$ 5.1000	3,308,000	9,755
	USDpCNHc 6.7	JPM	06/01/2026	6.7000	12,413,000	5,912
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $23,663)					15,667

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $55,662)					33,644

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts
	INDEX OPTIONS WRITTEN(e) - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
160	Cboe Volatility Index VIX US	MS	04/15/2026	$ 27.0000	$ 404,000	$ 30,560
160	Cboe Volatility Index VIX US	MS	04/15/2026	30.0000	404,000	21,760
160	Cboe Volatility Index VIX US	MS	04/15/2026	35.0000	404,000	13,920
160	Cboe Volatility Index VIX US	MS	04/15/2026	45.0000	404,000	7,200
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,600.0000	724,065	22,508
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,725.0000	724,065	14,469
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,850.0000	724,065	8,549
13	EURO STOXX 50 Price EUR	MS	05/15/2026	6,000.0000	724,065	3,982
82	EURO STOXX 50 Price EUR	MS	06/19/2026	6,200.0000	4,567,179	19,903
259	EURO STOXX Banks Price EUR	MS	04/17/2026	264.0000	3,093,626	11,974
259	EURO STOXX Banks Price EUR	MS	04/17/2026	275.0000	3,093,626	2,994
3	Nikkei 225 Index	MS	05/08/2026	52,375.0000	153,191,160	34,213
3	Nikkei 225 Index	MS	05/08/2026	53,875.0000	153,191,160	22,399
3	Nikkei 225 Index	MS	05/08/2026	54,250.0000	153,191,160	19,942
3	Nikkei 225 Index	MS	05/08/2026	55,375.0000	153,191,160	13,798
3	Nikkei 225 Index	MS	05/08/2026	55,750.0000	153,191,160	12,192
6	Nikkei 225 Index	MS	05/08/2026	57,375.0000	306,382,320	13,609
3	Nikkei 225 Index	MS	05/08/2026	59,375.0000	153,191,160	3,213
4	Nikkei 225 Index	MS	09/11/2026	65,000.0000	204,254,880	11,215
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $576,885)					288,400

	PUT OPTIONS WRITTEN - (0.2)%
160	Cboe Volatility Index VIX US	MS	04/15/2026	19.5000	404,000	2,880
160	Cboe Volatility Index VIX US	MS	04/15/2026	21.0000	404,000	7,840
160	Cboe Volatility Index VIX US	MS	04/15/2026	22.5000	404,000	17,600
160	Cboe Volatility Index VIX US	MS	04/15/2026	24.0000	404,000	30,400
13	EURO STOXX 50 Price EUR	MS	05/15/2026	4,850.0000	724,065	7,227
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,125.0000	724,065	13,282
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,325.0000	724,065	20,750
13	EURO STOXX 50 Price EUR	MS	05/15/2026	5,475.0000	724,065	28,774
259	EURO STOXX Banks Price EUR	MS	04/17/2026	229.0000	3,093,626	74,090
259	EURO STOXX Banks Price EUR	MS	04/17/2026	244.0000	3,093,626	178,115
3	Nikkei 225 Index	MS	05/08/2026	44,000.0000	153,191,160	13,326
3	Nikkei 225 Index	MS	05/08/2026	45,750.0000	153,191,160	17,957
3	Nikkei 225 Index	MS	05/08/2026	47,000.0000	153,191,160	22,399
3	Nikkei 225 Index	MS	05/08/2026	48,875.0000	153,191,160	31,283
3	Nikkei 225 Index	MS	05/08/2026	49,125.0000	153,191,160	32,701
3	Nikkei 225 Index	MS	05/08/2026	50,875.0000	153,191,160	44,514
3	Nikkei 225 Index	MS	05/08/2026	51,000.0000	153,191,160	45,459
3	Nikkei 225 Index	MS	05/08/2026	52,750.0000	153,191,160	61,810
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $569,214)					650,407
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,146,099)					938,807

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(f)	12/15/2026	$ 167,614	$ (32,361)
9	CBOE Volatility Index Future	04/16/2026	225,202	(17,598)
86	CBOT 10 Year US Treasury Note	06/22/2026	9,550,031	12,219
79	CBOT 2 Year US Treasury Note Future	07/01/2026	16,388,180	4,118
409	CBOT 5 Year US Treasury Note	07/01/2026	44,245,493	(214,218)
79	CBOT Soybean Meal Future(f)	05/15/2026	2,499,560	88,135
10	CBOT Soybean Oil Future(f)	05/15/2026	413,280	18,102
134	CBOT US Treasure Bond Futures	06/22/2026	15,259,250	(33,703)
66	CBOT Wheat Future(f)	05/15/2026	2,033,625	202,569
25	CME Australian Dollar Currency Future	06/16/2026	1,720,625	1,434
152	CME Canadian Dollar Currency Future	06/17/2026	10,944,000	(85,324)
15	CME E-mini Russell 2000 Index Futures	06/22/2026	1,884,150	(5,905)
27	CME E-Mini Standard & Poor's 500 Index Future	06/22/2026	8,870,513	156,927
31	CME Euro Foreign Exchange Currency Future	06/16/2026	4,489,381	12,458
11	CME Feeder Cattle Future(f)	05/22/2026	2,015,613	119,288
37	CME Japanese Yen Currency Future	06/16/2026	2,929,475	3,912
28	CME Lean Hogs Future(f)	06/15/2026	1,176,560	(61,834)
71	CME Mexican Peso Currency Future	06/16/2026	1,965,280	(13,767)
12	CME New Zealand Dollar Currency Future	06/16/2026	690,360	433
1	COMEX Copper Future(f)	05/28/2026	140,350	(9,988)
31	COMEX Gold 100 Troy Ounces Future(f)	06/29/2026	14,503,660	422,861
1	COMEX Silver Future(f)	05/28/2026	374,595	4,770
1	E-mini Dow Jones Industrial Average Index Futures	06/22/2026	232,910	(3,540)
8	Eurex 10 Year Euro BUND Future	06/09/2026	1,159,408	(2,487)
241	Eurex 2 Year Euro SCHATZ Future	06/09/2026	29,456,484	15,866
13	Eurex 5 Year Euro BOBL Future	06/09/2026	1,734,385	4,433
16	Euro-BTP Italian Bond Futures	06/09/2026	2,150,347	6,552
6	Euronext CAC 40 Index Future	04/20/2026	542,649	(11,266)
14	French Government Bond Futures	06/09/2026	1,920,550	(31,245)
90	FTSE 100 Index Future	06/22/2026	12,149,059	218,191
1	FTSE/MIB Index Future	06/22/2026	251,826	(2,112)
3	FVSA Index - Mini-Futures on VSTOXX	04/16/2026	9,813	(179)
2	HKG Hang Seng Index Future	04/30/2026	315,713	(2,208)
21	ICE Brent Crude Oil Future(f)	05/01/2026	2,183,370	119,684
75	ICE Brent Crude Oil Future(f)	11/02/2026	5,971,500	(136,814)
13	ICE Gas Oil Future(f)	05/13/2026	1,611,025	455,767
7	ICE Gas Oil Future(f)	06/12/2026	771,400	(9,350)
5	ICE Natural Gas Future(f)	04/30/2026	262,799	(19,456)
44	ICE US MSCI Emerging Markets EM Index Futures	06/22/2026	3,200,120	(58,237)
48	KCBT Hard Red Winter Wheat Future(f)	05/15/2026	1,525,200	174,544
2	KFE KOSPI 200 Index Future	06/12/2026	249,063	(15,786)
4	LME Copper Future(f)	05/19/2026	1,231,154	8,319
5	LME Nickel Future(f)	05/19/2026	510,808	2,332
16	LME Primary Aluminum Future(f)	05/19/2026	1,401,617	102,902
10	LME Zinc Future(f)	05/19/2026	810,235	(2,756)
128	Long Gilt Future	06/29/2026	14,872,965	6,944
2	MEFF Madrid IBEX 35 Index Future	04/20/2026	392,198	(5,023)
1	Mini-DAX Futures	06/22/2026	131,975	(6,432)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
79	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	$ 6,813,947	$ (57,758)
90	Montreal Exchange 2 Year Canadian Bond Future	06/22/2026	6,804,108	10,581
4	Montreal Exchange S&P/TSX 60 Index Future	06/22/2026	1,096,925	(2,571)
15	NYBOT CSC C Coffee Future(f)	05/19/2026	1,678,218	18,419
54	NYBOT CSC Number 11 World Sugar Future(f)	05/01/2026	938,650	85,031
100	NYMEX Henry Hub Natural Gas Futures(f)	04/29/2026	2,884,000	(97,799)
23	NYMEX Light Sweet Crude Oil Future(f)	04/22/2026	2,331,740	488,780
12	NYMEX NY Harbor ULSD Futures(f)	05/01/2026	2,073,355	532,464
2	NYMEX Palladium Future(f)	06/29/2026	297,500	17,433
10	NYMEX Platinum Future(f)	07/30/2026	985,100	55,612
18	OML Stockholm OMXS30 Index Future	04/20/2026	555,120	(13,152)
118	OSE Nikkei 225 mini Future	06/12/2026	3,803,646	(41,039)
13	Robusta Coffee Future 10-Tonne(f)	05/26/2026	454,090	(18,861)
2	SAFEX FTSE/JSE Top 40 Index Future	06/22/2026	126,358	(2,921)
32	SFE 10 Year Australian Bond Future	06/16/2026	2,379,032	144
2	SFE 3 Year Australian Bond Future	06/16/2026	143,033	226
3	SFE S&P ASX Share Price Index 200 Future	06/22/2026	440,516	(5,198)
68	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	06/01/2026	717,264	(5,136)
6	SGX MSCI Singapore Index Future	04/30/2026	203,743	(64)
120	Three-Month SOFR Futures	12/16/2026	28,900,500	8,175
16	TSE Japanese 10 Year Bond Futures	06/16/2026	13,136,668	(138,960)
37	Ultra U.S. Treasury Bond Futures	06/22/2026	4,312,813	12,436
	TOTAL LONG FUTURES CONTRACTS			2,227,013

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
3	CBOE Volatility Index Future	05/20/2026	$ 73,236	$ (166)
35	CBOE Volatility Index Future	06/18/2026	849,195	(45,655)
13	CBOE Volatility Index Future	07/23/2026	317,321	(4,171)
50	CBOT Corn Future(f)	05/15/2026	1,144,375	(40,500)
46	CBOT Soybean Future(f)	05/15/2026	2,693,300	20,688
17	CBOT Soybean Future(f)	07/15/2026	1,008,100	(502)
36	CME British Pound Currency Future	06/16/2026	2,975,850	18,113
3	CME Live Cattle Future(f)	07/01/2026	291,930	(13,580)
61	CME Swiss Franc Currency Future	06/16/2026	9,605,975	112,385
3	COMEX Gold 100 Troy Ounces Future(f)	08/28/2026	1,414,080	390
1	COMEX Silver Future(f)	07/30/2026	377,395	(12,420)
2	Eurex 30 Year Euro BUXL Future	06/09/2026	254,877	(2,405)
14	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/20/2027	270,712	(20,515)
65	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/18/2028	1,234,339	24,296
13	Eurex EURO STOXX 50 Future	06/22/2026	825,647	1,230
242	Eurex EURO STOXX Banks Index Future	06/22/2026	3,267,643	31,398
177	Euronext Milling Wheat Future(f)	05/12/2026	2,094,357	16,342
19	EUX Short term Euro-BTP Futures	06/09/2026	2,324,491	(2,833)
156	Financial Times Stock	06/22/2026	8,719,020	391,689

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
12	HKG Hang Seng China Enterprises Index Future	04/30/2026	$ 639,486	$ 3,323
139	IFSC NIFTY 50 Index Futures	04/29/2026	6,249,857	216,118
2	KFE 10 Year Treasury Bond Future	06/17/2026	144,402	2,468
33	KFE 3 Year Treasury Bond Future	06/17/2026	2,271,175	14,779
10	LME Lead Future(f)	05/19/2026	471,125	3,734
2	LME Nickel Future(f)	06/16/2026	205,032	1,188
28	MIAX Futures Onyx Hard Red Spring Wheat Futures(f)	05/15/2026	921,900	(99,737)
14	MSCI World Index Futures USD NTR	06/22/2026	1,914,360	22,625
23	NYBOT CSC Cocoa Future(f)	05/14/2026	759,000	82,597
90	NYBOT CTN Number 2 Cotton Future(f)	05/07/2026	3,150,000	(265,340)
31	NYMEX Light Sweet Crude Oil Future(f)	06/23/2026	2,682,430	26,820
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	05/01/2026	403,691	(60,950)
7	OSE Nikkei 225 Index Future	06/12/2026	2,256,400	42,380
5	TTF Natural Gas Base Load Monthly Futures(f)	04/30/2026	218,234	16,809
369	Ultra 10-Year US Treasury Note Futures	06/22/2026	41,887,266	453,968
107	WCE Canola Future(f)	05/15/2026	1,125,539	(85,045)
46	White Sugar Future(f)	04/16/2026	1,031,550	(73,020)
	TOTAL SHORT FUTURES CONTRACTS			776,501
	TOTAL FUTURES CONTRACTS			3,003,514

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Brazilian Real	04/30/2026	JPM	4,500,769	$ 864,233	$ 10,543
Chilean Peso	04/30/2026	JPM	4,205,297,787	4,532,483	(71,864)
Egyptian Pound	04/30/2026	JPM	40,708,428	722,554	(32,704)
Hong Kong Dollar	04/30/2026	JPM	63,336,304	8,091,071	(15,761)
Hungarian Forints	04/30/2026	JPM	1,170,776,992	3,514,560	31,180
Indian Rupee	04/30/2026	JPM	3,789,306	40,292	292
Indonesia Rupiah	04/30/2026	JPM	3,655,212,598	215,321	(679)
Israeli Shekel	04/30/2026	JPM	7,291,335	2,321,628	14,695
Mexican Peso	04/30/2026	JPM	43,401,810	2,415,978	12,978
Norwegian Krone	04/30/2026	JPM	23,175,445	2,393,678	(1,654)
Polish Zloty	04/30/2026	JPM	4,226,566	1,138,590	(3,618)
South African Rand	04/30/2026	JPM	90,574,544	5,341,829	41,167
South Korean Won	04/30/2026	JPM	960,914,530	639,030	4,900
Swedish Krona	04/30/2026	JPM	15,333,756	1,622,001	(14,593)
Swiss Franc	04/30/2026	JPM	133,703	167,772	(1,508)
Taiwanese Dollar	04/30/2026	JPM	3,044,675	94,784	(216)
Hong Kong Dollar	05/08/2026	JPM	11,755,421	1,502,379	(18,095)
Egyptian Pound	09/16/2026	JPM	389,880,488	6,524,573	(616,159)
Turkish Lira	09/16/2026	JPM	292,194,693	5,508,233	50,137
Nigerian Naira	09/16/2026	JPM	1,237,116,000	894,801	34,801
Turkish Lira	09/17/2026	JPM	27,308,000	514,260	7,554

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (continued)
Nigerian Naira	12/16/2026	JPM	1,053,771,719	$ 762,188	$ 114,188
Turkish Lira	09/27/2027	JPM	44,064,000	697,312	86,783
				50,519,550	(367,633)

To Sell:
Brazilian Real	04/30/2026	JPM	2,124,705	407,984	(4,984)
British Pound	04/30/2026	JPM	130,622	172,879	1,437
Chilean Peso	04/30/2026	JPM	44,615,160	48,086	(86)
Chinese Yuan	04/30/2026	JPM	21,224,353	3,088,387	(11,530)
Indian Rupee	04/30/2026	JPM	80,854,902	859,716	5,430
Indonesia Rupiah	04/30/2026	JPM	100,054,185,346	5,893,992	12,351
Israeli Shekel	04/30/2026	JPM	18,997,118	6,048,856	35,947
Mexican Peso	04/30/2026	JPM	204,712,067	11,395,378	18,966
Norwegian Krone	04/30/2026	JPM	97,165	10,036	(36)
Philippine Peso	04/30/2026	JPM	143,214,534	2,365,196	16,435
Polish Zloty	04/30/2026	JPM	96,894	26,102	(102)
Singapore Dollar	04/30/2026	JPM	2,165,987	1,688,193	2,718
South Korean Won	04/30/2026	JPM	1,361,458,150	905,401	(2,401)
Swedish Krona	04/30/2026	JPM	910,781	96,342	(342)
Swiss Franc	04/30/2026	JPM	7,943	9,967	33
Taiwanese Dollar	04/30/2026	JPM	13,554,905	421,981	3,351
Hong Kong Dollar	05/08/2026	JPM	11,755,420	1,502,379	28,351
Turkish Lira	05/22/2026	JPM	78,298,373	1,659,012	(5,012)
Egyptian Pound	09/16/2026	JPM	88,979,867	1,489,059	121,941
Nigerian Naira	09/16/2026	JPM	1,237,116,000	894,801	(83,211)
Turkish Lira	09/16/2026	JPM	24,530,000	462,421	7,639
Nigerian Naira	12/16/2026	JPM	1,053,771,720	762,189	(71,939)
Turkish Lira	09/27/2027	JPM	44,064,000	697,312	(85,312)
				40,905,669	(10,356)
Total					(377,989)

CREDIT DEFAULT SWAP AGREEMENTS*
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
CDX.EM SERIES 45+	JPM	1.00%	6/20/2031	$ 3,092,000	$ (130,756)	$ (131,630)	$ 874
CDX.NA.HY SERIES 46+	JPM	5.00%	6/20/2031	165,000	8,239	6,304	1,935
CDX.NA.IG SERIES 46+	JPM	1.00%	6/20/2031	1,194,000	21,040	19,330	1,710
ITRAXX EUROPE CROSSOVER SERIES 45+	CIT	5.00%	6/20/2031	2,042,000	157,814	140,160	17,654
ITRAXX EUROPE SERIES 45^	JPM	1.00%	6/20/2031	4,806,000	(78,067)	(72,089)	(5,978)
TOTAL							16,195

*Pays quarterly.

+Sell protection.

^Buy protection.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

INTEREST RATE SWAP AGREEMENTS
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/(Depreciation)
CHF-SARON	0.077%	Annually	6/17/2028	$ 6,378,303	$ (14,625)	$ (86)	$ (14,539)
7.583%	JPY-TONAR	Annually	6/17/2028	24,895,023	52,343	(613)	52,956
GBP-SONIA	4.3088%	Annually	6/17/2028	29,244,382	12,115	(8,444)	20,559
1.528%	SGD-SORA	Semi-Annually	6/17/2029	9,678,629	85,968	69,468	16,500
CAD-CORRA	2.66%	Semi-Annually	6/17/2029	87,683	(483)	3	(486)
3.788%	GBP-SONIA	Annually	6/17/2029	68,825	837	22	815
BRL-CDI	13.26%	Annually	1/2/2031	9,661,424	(290,338)	(157,767)	(132,571)
THB-THOR	1.425%	Quarterly	6/17/2031	482,787	(8,061)	(1)	(8,060)
6.483%	INR-MIBOR	Semi-Annually	6/17/2031	2,627,999	38,944	(6,779)	45,723
MXN-TIIE	8.189%	Monthly	6/4/2036	141,162	(3,446)	6	(3,452)
CHF-SARON	0.603%	Annually	6/17/2036	2,156,034	7,574	22	7,552
COP-IBR	11.324%	Quarterly	6/17/2036	5,022,658	65,717	2,383	63,334
ILS-TONAR	3.626%	Annually	6/17/2036	1,361,511	(42,218)	(344)	(41,874)
2.051	JPY-TONAR	Annually	6/17/2036	5,906,119	79,416	349	79,067
SGD-SORA	2.088%	Semi-Annually	6/17/2036	15,555	(345)	(1)	(344)
BRL-CDI	13.17%	Annually	1/2/2037	3,902,634	(212,889)	(75,945)	(136,944)
4.136%	USD-SOFR	Annually	11/15/2052	6,866,800	33,045	590	32,455
JPY-TONAR	2.889	Annually	6/17/2056	2,737,060	(91,534)	(305)	(91,229)
4.596	GBP-SONIA	Annually	6/17/2056	33,089	1,114	(8)	1,122
2.955	JPY-TONAR	Annually	6/17/2066	1,379,251	46,031	5,810	40,221
2.746	EUR-ESTR	Annually	6/17/2076	2,368,007	(22,615)	(2,498)	(20,117)
14.60%	BRL-CDI	Annually	10/20/2026	32,313,325	24,718	(9,625)	34,343
4.6478%	NOK-NIBOR	Annually	6/17/2028	10,066,444	49,110	26,342	22,768
4.442%	PLN-WIBOR	Annually	6/17/2029	271,558	508	185	323
6.282%	HUF-BUBOR	Annually	6/17/2029	375,154	9,310	7,702	1,608
HKD-HIBOR	2.586%	Quarterly	6/17/2029	3,467,169	(24,395)	(2,800)	(21,595)
3.491%	NZD-BILLS	Semi-Annually	6/17/2029	1,386,048	12,747	–	12,747
HUF-BUBOR	6.9328%	Semi-Annually	6/17/2031	19,160,794	(191,956)	(25,427)	(166,529)
ZAR-JIBAR	7.30%	Quarterly	6/17/2031	11,749,378	(226,176)	(74,428)	(151,748)
NOK-NIBOR	4.408%	Semi-Annually	6/17/2031	4,428,008	(35,126)	(5)	(35,121)
1.55%	CNY-7Day Repo	Quarterly	6/17/2031	499,710	1,521	30	1,491
2.225%	TWD-TAIBOR	Quarterly	6/17/2031	1,919,763	9,837	99	9,738
ZAR-JIBOR	8.861%	Quarterly	3/11/2036	5,974,642	(83,635)	(36,919)	(46,716)
4.923%	PLN-WIBOR	Annually	6/17/2036	49,570	(106)	(1,199)	1,093
CLP-ICPROM	5.286%	Semi-Annually	6/17/2036	26,992	(40)	(3)	(37)
6.669%	HUF-BUBOR	Annually	6/17/2036	113,966	3,743	757	2,986
ZAR-JIBAR	7.697%	Quarterly	6/17/2036	4,234,858	(213,938)	(183,860)	(30,078)
NZD-BILLS	4.179%	Quarterly	6/17/2036	3,446,673	(55,420)	(200)	(55,220)
4.379%	NOK-NIBOR	Annually	6/17/2036	2,624,174	10,130	59	10,071
2.6843%	USD-USCPI	Annually	4/1/2029	6,355,300	(4,093)	–	(4,093)
TOTAL							$ (503,281)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

DISPERSION SWAP AGREEMENTS
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Unrealized Appreciation/(Depreciation)
SPX Index	BAR	Custom Basket	U.S. Index	6/18/2026	(20,000)	$ 40,446
SPX Index	BAR	Custom Basket	U.S. Index	6/18/2026	(15,000)	(4,454)
SPX Index	JPM	Custom Basket	U.S. Index	6/18/2026	(30,000)	28,111
SPX Index	BAML	Custom Basket	U.S. Index	6/18/2026	(40,000)	(42,893)
SPX Index	BAR	Custom Basket	U.S. Index	1/15/2027	(30,000)	40,325
SPX Index	BAR	Custom Basket	U.S. Index	1/15/2027	(20,000)	(519)
SPX Index	CIT	Custom Basket	U.S. Index	1/15/2027	(20,000)	(12,233)
SPX Index	JPM	Custom Basket	U.S. Index	1/15/2027	(20,000)	23,907
SPX Index	UBS	Custom Basket	U.S. Index	1/15/2027	(25,000)	42,029
SPX Index	UBS	Custom Basket	U.S. Index	6/17/2027	(30,000)	(69,743)
SPX Index	UBS	Custom Basket	U.S. Index	6/17/2027	(25,000)	(23,740)
SPX Index	BAR	Custom Basket	U.S. Index	6/21/2027	(20,000)	(37,114)
SX5E Index	JPM	Custom Basket	U.S. Index	6/19/2026	(20,000)	24,045
SX5E Index	UBS	Custom Basket	U.S. Index	6/19/2026	(10,000)	374
SX5E Index	CIT	Custom Basket	U.S. Index	9/4/2026	(20,000)	(50,016)
SX5E Index	CIT	Custom Basket	U.S. Index	12/18/2026	(10,000)	6,561
SX5E Index	GSI	Custom Basket	U.S. Index	12/18/2026	(10,000)	(1,444)
SX5E Index	UBS	Custom Basket	U.S. Index	12/18/2026	(15,000)	10,536
SX5E Index	CIT	Custom Basket	U.S. Index	6/21/2027	(10,000)	(9,642)
TOTAL						$ (35,464)

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
ADATA Technology Co., Ltd.	MS	$ (13,591)	SOFR + 0.75%+	9/15/2030	$ (1,842)
Airports of Thailand PCL	MS	44,618	SOFR – 4.00%^	9/15/2030	(2,805)
Allis Electric Co., Ltd.	MS	(15,239)	SOFR + 0.75%^	4/15/2030	(1,837)
Amplifon SpA	JPM	35,577	ESTR – 0.02%+	9/21/2030	(4,029)
Anima Holding SpA	JPM	(8,807)	ESTR + 0.20%+	9/21/2030	(331)
Aselsan Elektronik Sanay Ve	MS	(99,403)	SOFR + 0.95%^	3/16/2030	(867)
Auckland International Airport	JPM	8,965	BILLS – 0.35%+	9/21/2030	11
Bath & Body Works, Inc.	GS	25,367	SOFR – 0.22%^	9/21/2030	(113)
BCEFMMTL	BAR	689,398	ESTR – 0.15%^	1/16/2030	10,481
BCEFSIZ	BAR	(664,190)	ESTR + 0.30%^	4/15/2030	7,267
BCEFVALL	BAR	(577,574)	ESTR – 0.30%^	7/15/2030	(8,939)
BCEFVALS	BAR	1,206,224	ESTR + 0.35%^	9/21/2030	35,831
BCEFYLDS	BAR	1,647,060	ESTR – 0.25%^	11/16/2030	29,799
BCERSVCS	BAR	(1,087,496)	SOFR + 0.30%^	4/17/2030	(14,844)
BCIICROS	BAR	(891,533)	SOFR + 0.30%^	4/25/2030	8,389
BCIIDISC	BAR	7,663,667	SOFR – 0.25%^	7/15/2030	4,241
BCIIFFOD	BAR	1,031,980	SOFR – 0.30%^	4/15/2030	46,602
BCIISHDF	BAR	(692,724)	ESTR + 0.30%^	2/15/2030	(64,438)
BCIISOXD	BAR	459,136	SOFR – 0.15%^	9/16/2030	(15,034)
BCUFVAL	BAR	(4,590,329)	SOFR + 0.30%^	9/16/2030	61,454
BEFSAMD	BAR	(152,380)	N/A^	11/16/2030	2,292
BEFSAVG	BAR	(153,006)	N/A^	11/16/2030	(2,467)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
BEFSFU1	BAR	(150,008)	N/A^	9/16/2030	$ (2,121)
BEFSFU2	BAR	(151,209)	N/A^	9/16/2030	33
BEFSFULH	BAR	(892,738)	N/A^	7/16/2030	7,650
BEFSFULK	BAR	(902,808)	N/A^	12/16/2030	(8,919)
BEFSFULN	BAR	(905,866)	N/A^	7/16/2030	(17,720)
BEFSFULT	BAR	(904,927)	N/A^	12/16/2030	(1,847)
BEFSIDG	BAR	(171,172)	N/A^	9/21/2030	1,122
BEFSIDS	BAR	(164,510)	N/A^	9/21/2030	(6,389)
BEFSIFC	BAR	(312,466)	N/A^	9/21/2030	234
BEFSMST	BAR	(523,130)	N/A^	11/16/2030	(3,764)
BEFSSOX	BAR	(756,840)	N/A^	11/16/2030	6,891
Brembo NV	JPM	29,728	ESTR – 0.02%+	9/21/2030	(795)
Brunello Cucinelli SpA	JPM	31,922	ESTR – 0.02%+	9/21/2030	(127)
Carter's, Inc.	GS	22,199	SOFR – 0.22%^	9/21/2030	(810)
CEFMMT	BAR	(1,022,792)	ESTR - 0.25%^	9/21/2030	(8,158)
CEFQLL	BAR	(102,667)	ESTR – 0.25%^	9/21/2030	(2,250)
CGFCMEM	CIT	(544,501)	OBFR + 0.35%^	9/21/2030	(27,156)
China Airlines Ltd.	MS	64,795	SOFR – 3.38%^	9/21/2030	2,653
China Eastern Airlines Corp., Ltd.	JPM	45	HONIA – 4.25%+	9/21/2030	13
China Steel Corp.	MS	41,529	SOFR – 1.88%^	3/16/2030	181
CIEQMUL	CIT	(2,248,310)	N/A+	9/30/2026	(742)
CIEQMUT	CIT	(6,762,681)	N/A+	9/30/2026	(11,492)
Columbia Sportswear Co.	GS	42,577	SOFR – 0.22%^	9/21/2030	249
CPFL Energia SA	MS	(55,738)	SOFR + 0.50%^	9/15/2030	698
Crocs, Inc.	GS	29,087	SOFR – 0.22%^	9/21/2030	(1,188)
CSN Mineracao S.A.	MS	2,645	CDI – 7.13%^	1/22/2030	(12,171)
CTBC Financial Holding Co., Ltd.	MS	(84,258)	SOFR + 0.75%+	9/15/2030	(893)
Danieli & C Officine Meccanich	JPM	(7,112)	ESTR + 0.20%+	9/21/2030	272
Davide Campari-Milano NV	JPM	(39,152)	ESTR + 0.15%+	9/21/2030	830
De' Longhi SpA	JPM	44,646	ESTR – 0.02%+	9/21/2030	1,807
Delta Electronics, Inc.	MS	(259,927)	SOFR + 0.75%^	7/21/2030	4,060
Dr Ing hc F Porsche AG	GS	61,216	ESTR – 2.00%^	9/21/2030	(2,083)
E.Sun Financial Holding Co., Ltd.	MS	(68,029)	SOFR + 0.75%+	9/15/2030	(887)
Enel SpA	JPM	(4,673)	ESTR + 0.20%+	9/21/2030	28
Eo Technics Co., Ltd.	MS	(32,595)	SOFR + 0.75%+	9/15/2030	(1,180)
EVA Airways Corporation	JPM	208,937	OBFR – 4.38%+	9/21/2030	5,975
Evergreen Marine Corp.	MS	55	SOFR – 6.50%^	5/15/2030	(65)
Ferrari NV	JPM	34,758	ESTR – 0.01%+	9/21/2030	(296)
First Financial Holding Co., Ltd.	MS	(22,144)	SOFR + 0.75%+	9/15/2030	(478)
Fortune Electric Co., Ltd.	MS	(102,598)	SOFR +0.75%^	4/15/2030	(13,708)
Gerdau S.A.	MS	41,520	CDI – 4.00%^	1/22/2030	(37,121)
G-III Apparel Group Ltd.	GS	16,686	SOFR – 0.22%^	9/21/2030	(278)
GSCBBZA	GS	(74,517)	SOFR + 0.60%^	9/22/2030	4,935
GSIIFUE	GS	(5,357,875)	N/A^	12/25/2030	(7,246)
GSISI266	GS	(14,751,376)	N/A^	12/25/2030	4,674
GSMBAIC0	GS	(5,679,927)	SOFR + 0.50%^	11/22/2030	(185,748)
GSMBCWO	GS	(1,090,592)	SOFR^	9/21/2030	10,157
GSSBDEFE	GS	302,906	ESTR – 0.40%^	6/21/2030	4,322
GSXECYCL	GS	(1,661,856)	ESTR + 0.40%^	2/22/2030	11,354
GSXGMEM	GS	(90,571)	SOFR^	9/21/2030	(8,186)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
GSXUDES	GS	(970,238)	SOFR + 0.23%^	9/21/2030	$ 12,746
GSXURAN	GS	(190,939)	SOFR + 0.30%^	11/22/2030	1,092
Hana Financial Group, Inc.	MS	(63,699)	SOFR + 0.75%+	9/15/2030	(767)
Hanwha Systems Co., Ltd.	MS	(129,491)	SOFR + 0.75%^	10/15/2030	(26,152)
HD Hyundai Electric Co., Ltd.	MS	(549,952)	SOFR + 0.75%^	4/15/2030	(47,614)
HEICO Corp.	JPM	(202,474)	OBFR + 0.20%+	7/8/2030	(9,111)
Hua Nan Financial Holding Co.	MS	(26,447)	SOFR + 0.75%+	9/15/2030	(212)
Huyndai Rotem Co., Ltd.	MS	(93,323)	SOFR + 0.75%^	10/15/2030	(12,174)
Industrial Bank of Korea	MS	(28,092)	SOFR + 0.75%+	9/15/2030	(1,921)
Innodisk Corp.	MS	(81,159)	SOFR + 0.75%+	9/15/2030	(13,318)
JP11DXYL	JPM	497,239	OBFR – 0.25%+	7/21/2030	(1,871)
JP1NLA	JPM	361,346	OBFR – 0.25%+	7/22/2030	17,074
JP1RTWIN	JPM	611,461	OBFR – 0.25%+	3/21/2030	8,673
JP1XCRI	JPM	(213,274)	OBFR + 0.40%+	9/21/2030	24,352
JP1XDES	JPM	(37,152)	OBFR + 0.30%+	9/21/2030	(2,548)
JPBWIN	JPM	1,653,634	OBFR - 0.25%+	10/22/2030	64,577
JPFCPLEY	JPM	(1,122,266)	ESTR + 0.30%+	2/22/2030	14,861
JPFJBR2	JPM	(709,411)	CDI +0.50%+	9/21/2030	43,765
JPFJBRL1	JPM	(433,743)	CDI + 0.50%+	9/21/2030	51,858
JPFJPBT	JPM	(334,892)	ESTR + 0.30%+	9/21/2030	7,501
JPFURU1 I	JPM	(1)	OBFR+	3/30/2030	(1)
JPMOLAG	JPM	(296,225)	OBFR + 0.25%^	3/21/2030	11,573
JPQWIN	JPM	(1,647,042)	OBFR + 0.25%+	5/7/2030	2,993
JPVWIN	JPM	(3,155,574)	OBFR + 0.25%+	4/21/2030	5,164
KB Financial Group, Inc.	MS	(87,832)	SOFR + 0.75%+	9/15/2030	(2,878)
Leggett & Platt, Inc.	GS	6,369	SOFR – 0.22%^	9/21/2030	64
Leonardo SpA	JPM	(67,627)	ESTR+	9/21/2030	638
Lottomatica Group SpA	JPM	70,343	ESTR – 0.01%+	9/21/2030	954
LS Electric Co., Ltd.	MS	(552,746)	SOFR + 0.75%^	4/15/2030	(22,121)
Lululemon Athletica, Inc.	GS	37,479	SOFR – 0.22%^	9/21/2030	2,607
Mega Financial Holding Co., Ltd.	MS	(29,652)	SOFR + 0.75%+	9/15/2030	(389)
MFE-MediaForEurope NV	JPM	17,415	ESTR +	9/21/2030	2,231
Moncler SpA	JPM	31,635	ESTR – 0.02%+	9/21/2030	878
Morgan Stanley Direct Lending	JPM	15,589	OBFR – 0.15%+	9/21/2030	182
MSAPTSH	MS	129,385	SOFR – 6.75%^	9/21/2030	7,450
MSFDRUS 1	MS	(43,317,550)	N/A^	7/15/2030	285,210
MSVXTRV	MS	(959,011)	N/A^	9/30/2026	15,217
Nanya Technology Corp.	MS	(43,482)	SOFR + 0.75%+	9/15/2030	(7,635)
NIKE, Inc.	GS	40,007	SOFR – 0.22%^	9/21/2030	(412)
Nippon Sanso Holdings Corp.	JPM	(91,386)	TONAR + 0.16%+	5/8/2030	1,817
OVS SpA	JPM	7,063	ESTR – 0.02%+	9/21/2030	(122)
Pirelli & C SpA	JPM	36,137	ESTR – 0.01%+	9/21/2030	(1,566)
POSCO Holdings, Inc.	MS	54,081	SOFR – 0.63%^	9/21/2030	768
Prysmian SpA	JPM	(11,303)	ESTR + 0.20%+	9/21/2030	566
Salvatore Ferragamo SpA	JPM	27,101	ESTR – 0.02%+	9/21/2030	(1,685)
Samsung Electronics Co., Ltd.	MS	(45,147)	SOFR + 0.75%+	9/15/2030	(5,607)
Samsung Electronics Co., Ltd.	MS	(80,651)	SOFR + 0.75%^	3/21/2030	(6,458)
Saudi Basic Industries Corp.	MS	(13,174)	SOFR + 1.00%^	9/21/2030	487
SBCEFY	BAR	(1,945,462)	ESTR – 0.33%^	9/15/2030	(8,091)
Shanghai Commercial & Savings	MS	(14,599)	SOFR + 0.75%+	9/15/2030	(41)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
Shihlin Electric & Engineering	MS	(43,762)	SOFR + 0.75%^	4/15/2030	$ (4,675)
Shinhan Financial Group Co., Ltd.	MS	(84,353)	SOFR + 0.75%+	9/15/2030	(1,748)
SK Hynix, Inc.	MS	(79,424)	SOFR + 0.75%^	3/21/2030	(10,470)
Stellantis NV	JPM	47,182	ESTR – 0.02%+	9/21/2030	(2,829)
Technogym SpA	JPM	7,283	ESTR – 0.02%+	9/21/2030	(208)
Telecom Italia SpA	JPM	(7,983)	ESTR + 0.20%+	9/21/2030	186
Terna - Tete Elettrica Naziona	JPM	(53,190)	ESTR + 0.20%+	9/21/2030	(76)
TS Financial Holding Co., Ltd.	MS	(90,827)	SOFR + 0.75%+	9/15/2030	(5,970)
VF Corp.	GS	36,167	SOFR – 0.22%^	9/21/2030	(72)
Winbond Electronics Corp.	MS	(36,796)	SOFR + 0.75%+	9/15/2030	(5,320)
WONIK IPS Co., Ltd.	MS	(60,972)	SOFR + 0.75%+	9/15/2030	(5,775)
Woori Financial Group, Inc.	MS	(65,918)	SOFR + 0.75%+	9/15/2030	125
XRJPFLC1	JPM	(14,594,883)	N/A^	3/16/2030	(38,211)
TOTAL					$ 130,702

^Pays monthly.

+Pays at termination or maturity date.

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
JPM	JP Morgan
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Zero coupon bond.
(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(f)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.
(g)	Option only pays if all terms are met on the expiration date.
(h)	Each contract is equivalent to one futures contract.
(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

[1]	BCEFMMTL is a custom basket of defense stocks.
[2]	BCEFSIZ is a custom basket of cyclical stocks.
[3]	BCEFVALL is a custom basket of global financial stocks.
[4]	BCEFVALS is a custom basket of global financial stocks.
[5]	BCEFYLDS is a custom basket of clean energy stocks.
[6]	BCERSVCS is a custom basket of reshoring stocks.
[7]	BCIICROS is a custom basket of U.S. common stocks.
[8]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[9]	BCIIFFOD is a custom basket of consumer trends sector stocks.
[10]	BCIISHDF is a custom basket of defense stocks.
[11]	BCIISOXD is a custom basket of technology stocks.
[12]	BCUFVAL is a custom basket of short trucking stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[13]	BEFSAMD is used to get exposure to the AMD intraday momentum strategy.
[14]	BEFSAVG is used to get exposure to the Broadcom intraday momentum strategy.
[15]	BEFSFU1 is used to get exposure to the TSLA intraday momentum strategy.
[16]	BEFSFU2 is used to get exposure to the NVDA intraday momentum strategy.
[17]	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.
[18]	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.
[19]	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.
[20]	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.
[21]	BEFSIDG is used to get exposure to gold intraday momentum strategy.
[22]	BEFSIDS is used to get exposure to silver intraday momentum strategy.
[23]	BEFSIFC is used to get exposure to WTI intraday momentum strategy.
[24]	BEFSMST is used to get exposure to the microstrategy intraday momentum strategy.
[25]	BEFSSOX is used to get exposure to the semiconductor ETF intraday momentum strategy.
[26]	CEFMMT is a custom basket of climate change stocks.
[27]	CEFQLL is a custom basket of climate change stocks.
[28]	CGFCMEM is global relative value equity momentum trades with long convexity or mispriced convexity features.
[29]	CIEQMUL replicates the difference between the S&P 1-day and 5-day variance.
[30]	CIEQMUT replicates the difference between the NASDAQ 1-day and 5-day variance.
[31]	GSCBBZA is a custom basket of South American stocks.
[32]	GSIIFUE is a custom basket of quantitative equity market neutral strategy stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[33]	GSISI266 is a custom basket of stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[34]	GSMBAIC0 is a custom basket of technology stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[35]	GSMBCWO is global relative value equity momentum trades with long convexity or mispriced convexity features.
[36]	GSSDBEFE is a custom basket of European defense stocks.
[37]	GSXECYCL is a custom basket of auto company stocks.
[38]	GSXGMEM is global relative value equity momentum trades with long convexity or mispriced convexity features.
[39]	GSXUDES is a custom basket of U.S. common stocks.
[40]	GSXURAN is a custom basket of U.S. common stocks.
[41]	JP11DXYL is a custom basket of energy stocks.
[42]	JP1NLA is a custom basket of global real estate stocks.
[43]	JP1RTWIN is a custom basket of technology stocks.
[44]	JP1XCRI is a custom basket of U.S. mineral stocks.
[45]	JP1XDES is a custom basket of U.S. energy stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

[46]	JPBWIN is a custom basket of technology stocks.
[47]	JPFCPLEY is a custom basket of auto company stocks.
[48]	JPFJBR2 is a custom basket of South American stocks.
[49]	JPFJBRL1 is a custom basket of South American stocks.
[50]	JPFJPBT is a custom basket of European consumer trends stocks.
[51]	JPFURU1 I is a custom basket of metal and coal stocks.
[52]	JPMOLAG is a custom basket of consumer trends stocks.
[53]	JPQWIN is a custom basket of cyclical stocks.
[54]	JPVWIN is a custom basket of consumer trends stocks. The components of the basket as of March 31, 2026 are shown on the following pages.
[55]	MSAPTSH is a custom basket of long Asian grid strategy stocks.
[56]	MSFDRUS 1 – The components of the basket as of March 31, 2026 are shown on the following pages.
[57]	MSVXTRV replicates VIX call spread.
[58]	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of March 31, 2026 are shown on the following pages.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Six Flags Entertainment Corporation	(15,687)	$ (270,140)	3.62%
Target Corporation	(2,057)	(244,372)	3.27%
Acushnet Holdings Corporation	(2,354)	(214,527)	2.87%
Cheesecake Factory, Inc. (The)	(3,822)	(207,803)	2.78%
SiteOne Landscape Supply, Inc.	(1,562)	(203,081)	2.72%
Yum! Brands, Inc.	(1,300)	(201,017)	2.69%
Ceasars Entertainment, Inc.	(7,516)	(191,655)	2.57%
MGM Resorts International	(5,380)	(191,654)	2.57%
Wyndham Hotels & Resorts, Inc.	(2,357)	(188,924)	2.53%
McDonald's Corp.	(606)	(187,027)	2.50%
Brunswick Corporation	(2,681)	(186,493)	2.50%
Mohawk Industries, Inc.	(1,955)	(186,385)	2.50%
Starbucks Corp.	(2,146)	(186,122)	2.49%
Mattel, Inc.	(13,040)	(184,641)	2.47%
Choice Hotels International, Inc.	(1,730)	(175,159)	2.35%
Royal Caribbean Cruises Ltd.	(666)	(174,011)	2.33%
Leggett & Platt, Inc.	(18,057)	(173,347)	2.32%
YETI Holdings, Inc.	(4,663)	(165,637)	2.22%
Patrick Industries, Inc.	(1,561)	(164,983)	2.21%
LKQ Corporation	(5,663)	(163,598)	2.19%
Pool Corporation	(810)	(162,299)	2.17%
Penn Entertainment, Inc.	(10,517)	(147,133)	1.97%
Best Buy Company, Inc.	(2,297)	(146,806)	1.97%
Whirlpool Corporation	(2,879)	(146,463)	1.96%
Carmax, Inc.	(3,610)	(144,352)	1.93%
Chipotle Mexican Grill, Inc.	(4,602)	(143,390)	1.92%
Norwegian Cruise Line Holdings	(7,990)	(141,018)	1.89%
International Game Tachnology PLC	(11,199)	(139,762)	1.87%
Genuine Parts Company	(1,323)	(138,008)	1.85%
Polaris, Inc.	(2,462)	(131,476)	1.76%
Callaway Golf Company	(9,176)	(121,680)	1.63%
Domino's Pizza, Inc.	(344)	(121,493)	1.63%
Dollar Tree, Inc.	(1,128)	(119,297)	1.60%
Vail Resorts, Inc.	(954)	(118,350)	1.59%
Cracker Barrel Old Country Store, Inc.	(4,214)	(116,967)	1.57%
Papa John's International, Inc.	(3,524)	(114,131)	1.53%
Draftkings, Inc. - Class A	(5,291)	(110,734)	1.48%
Harley-Davidson, Inc.	(5,604)	(108,945)	1.46%
Wingstop, Inc.	(686)	(106,098)	1.42%
BJ's Restaurants, Inc.	(2,989)	(104,102)	1.39%
Revolve Group, Inc.	(4,707)	(103,511)	1.39%
Winnebago Industries, Inc.	(3,099)	(97,789)	1.31%
Thor Industries, Inc.	(1,248)	(97,655)	1.31%
La-Z-Boy, Inc.	(2,772)	(88,602)	1.19%
Floor & Decor Holdings, Inc., Class A	(1,759)	(86,806)	1.16%
United Parks & Resorts, Inc.	(2,656)	(82,043)	1.10%
Newell Brands, Inc.	(21,157)	(69,820)	0.94%
Fox Factory Holding Corporation	(4,021)	(66,468)	0.89%
RH	(487)	(64,235)	0.86%
Marinemax, Inc.	(2,272)	(58,754)	0.79%
Other Underlying Index Components*	(19,779)	(207,387)	2.78%
		$ (7,466,150)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the BCUFVAL Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Ovintiv, Inc.	721	$ 43,734	0.96%
Phillips 66	226	41,844	0.92%
Marathon Petroleum Corp.	169	41,419	0.91%
Kroger Co.	549	40,438	0.89%
Archer-Daniels-Midland Company	555	39,809	0.87%
Hewlett Packard Enterprise	1,731	39,129	0.86%
Transocean Ltd.	5,855	38,934	0.85%
Bunge Ltd.	302	38,086	0.83%
Tyson Foods, Inc.	593	37,792	0.83%
Delta Airlines, Inc.	584	36,922	0.81%
Elevance Health, Inc.	128	36,441	0.80%
Citigroup, Inc.	335	35,937	0.79%
Mosaic Co. (The)	1,434	35,847	0.79%
Prudential Financial, Inc.	378	35,666	0.78%
Charter Communications, Inc.- Class A	161	35,514	0.78%
Best Buy Company, Inc.	553	35,369	0.78%
American International Group	476	35,269	0.77%
Metlife, Inc.	509	34,726	0.76%
Kraft Heinz Company (The)	1,551	34,657	0.76%
Performance Food Group Company	411	34,606	0.76%
HF Sinclair Corp.	548	34,583	0.76%
General Motors Co.	475	34,525	0.76%
Humana, Inc.	204	33,809	0.74%
The Cigna Group	131	33,803	0.74%
Comcast Corp.-Class A	1,162	33,587	0.74%
Aptiv PLC	503	33,529	0.73%
Molina Healthcare, Inc.	249	32,679	0.72%
Ford Motor Co.	2,911	32,637	0.72%
Fiserv, Inc.	596	32,486	0.71%
CVS Health Corporation	463	32,468	0.71%
Jones Lang LaSalle, Inc.	109	32,255	0.71%
Carmax, Inc.	806	32,244	0.71%
Global Payments, Inc.	481	31,877	0.70%
United Airlines Holdings, Inc.	371	31,626	0.69%
Smurfit Westrock PLC	825	31,568	0.69%
Cencora, Inc.	101	31,394	0.69%
Universal Health Services, Inc., Class B	172	31,335	0.69%
Conagra Brands, Inc.	1,978	31,122	0.68%
Baxter International, Inc.	1,960	30,965	0.68%
MicroStrategy, Inc., Class A	255	30,929	0.68%
Ceasars Entertainment, Inc.	1,204	30,693	0.67%
SM Energy Company	949	30,500	0.67%
Albertsons Cos, Inc .	1,752	30,446	0.67%
Macy's, Inc.	1,711	30,076	0.66%
Ally Financial, Inc.	788	29,869	0.65%
Lennar Corp. Class A	350	29,715	0.65%
Molson Coors Beverage Company, Class B	682	29,256	0.64%
Corebridge Financial, Inc.	1,257	28,572	0.63%
Celanese Corp.	442	28,409	0.62%
Cleveland-Cliffs, Inc.	3,444	27,928	0.61%
Other Underlying Index Components*	115,881	2,866,624	62.81%
		$ 4,563,648	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the GSIIFUE Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
Swisscom AG	(23)	$ (19,214)	-44.11%
Nestlé S.A.	(196)	(19,088)	-43.82%
Telenor ASA	(1,024)	(17,606)	-40.42%
Aena SME SA	597	17,476	40.12%
United Utilities Group PLC	997	17,422	40.00%
Barry Callebaut AG	(10)	(16,722)	-38.39%
Natural Energy Group SA	555	16,632	38.18%
Auto Trader Group PLC	2,732	16,518	37.92%
Relx PLC	506	16,498	37.88%
Equinor ASA	(380)	(16,340)	-37.51%
Klepierre	427	15,725	36.10%
Symrise AG	(185)	(15,720)	-36.09%
Danone SA	(194)	(15,395)	-35.34%
Severn Trent PLC	373	15,208	34.91%
Tesco PLC	2,431	14,962	34.35%
Cellnex Telecom SA	(473)	(14,725)	-33.80%
Swiss Prime Site	(86)	(14,406)	-33.07%
Chocoladefabriken Lindt	-	(14,309)	-32.85%
Sage Group PLC	1,287	14,108	32.39%
Givaudan	(4)	(14,085)	-32.34%
Italgas SPA	1,232	14,062	32.28%
FDJ United	492	14,029	32.21%
Aker BP ASA	(377)	(13,986)	-32.11%
Orange	(696)	(13,974)	-32.08%
Novonesis (Novozymes) Class B	(232)	(13,870)	-31.84%
Unite Group PLC	2,304	13,811	31.71%
GSK PLC	500	13,601	31.22%
Deutsche Boerse AG	(48)	(13,497)	-30.99%
Pan African Resources PLC	7,460	13,214	30.34%
Svenska Cellulosa AB	(1,140)	(12,931)	-29.69%
Castellum AB	(1,121)	(12,654)	-29.05%
Smith & Nephew PLC	797	12,623	28.98%
PSP Swiss Property AG	(63)	(12,483)	-28.66%
EDP Energias de Portugal SA	2,410	12,433	28.54%
Rightmove PLC	2,250	12,432	28.54%
Ageas	174	12,385	28.43%
Thales SA	(44)	(12,290)	-28.21%
Londonmetric Property PLC	5,132	12,219	28.05%
Scout24 SE	162	12,122	27.83%
Drax Group PLC	1,050	12,104	27.79%
Enel SPA	1,120	12,074	27.72%
Whitbread PLC	397	12,023	27.60%
Hensoldt AG	(144)	(11,678)	-26.81%
BKW AG	(60)	(11,672)	-26.80%
A2A SPA	4,009	11,194	25.70%
Convatec Group PLC	3,870	11,155	25.61%
Ryanair Holdings PLC	406	11,135	25.56%
Pearson PLC	832	10,736	24.65%
RWE AG	(165)	(10,702)	-24.57%
London Stock Exchange Group	94	10,641	24.43%
Other Underlying Index Components*	65,728	(17,636)	-40.49%
		$ 43,559	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value+	Weight
Japanese 10 Year Bond (OSE) Jun26	1	$ 986,598	-229.08%
JPY 2YR M6 IRS 1.356 17/06/2026 (IMM) (OIS) - 17/06/2028	(86,759,105)	(543,834)	126.27%
Euro-BTP Future Jun26	4	482,717	-112.08%
US 2 Year Note (CBT) Jun26	(2)	(402,825)	93.53%
EURO-SCHATZ Future Jun26	3	400,833	-93.07%
US 10 Year Note (CBT) Jun26	(3)	(382,449)	88.80%
Long Gilt Future Jun26	(3)	(342,293)	79.48%
US 5 Year Note (CBT) Jun26	(3)	(335,862)	77.98%
EURO-BOBL Future Jun26	3	334,237	-77.61%
BRENT CRUDE FUTR Jul26	3	321,730	-74.70%
Brent Crude Future Mar27	(5)	(314,694)	73.07%
US 10 Year Note (CBT) Jun26	(2)	(268,889)	62.43%
Canadian 10 Year Bond Future Jun26	3	268,618	-62.37%
Euro-OAT Future Jun26	2	253,816	-58.93%
WTI Crude Future Mar27	(3)	(239,948)	55.71%
NOK 2YR M6 IRS 4.6478 17/06/2026 (IMM) - 17/06/2028	(2,226,419)	(227,804)	52.89%
AUD 2YR M6 IRS 4.74838 17/06/2026 (IMM) - 17/06/2028	(323,370)	(221,690)	51.47%
DKK 2YR M6 IRS 3.08668 17/06/2026 (IMM) - 17/06/2028	(1,434,984)	(220,193)	51.13%
Copper Future Jul26	2	218,189	-50.66%
Copper Future Sep26	(2)	(218,186)	50.66%
EUR 2YR M6 IRS 2.227 17/06/2026 (IMM) (OIS) - 17/06/2028	(177,555)	(203,579)	47.27%
USD 2YR M6 IRS 3.29398 17/06/2026 (IMM) - (OIS) 17/06/2028	(199,297)	(199,301)	46.28%
SOYBEAN FUTURE Jul26	(3)	(198,064)	45.99%
Soybean Future Mar27	4	197,762	-45.92%
WTI CRUDE FUTURE Jul26	2	196,351	-45.59%
Natural Gas Future Jan27	4	191,918	-44.56%
Japanese 10 Year Bond (OSE) Jun26	-	(191,045)	44.36%
Euro-BTP Future Jun26	1	191,030	-44.36%
Corn Future Mar27	7	180,829	-41.99%
CORN FUTURE Sep26	(8)	(180,713)	41.96%
Cattle Feeder Future May26	1	180,457	-41.90%
SGD 2YR M6 IRS 1.26443 17/06/2026 (IMM) - (OIS) 17/06/2028	232,622	180,218	-41.84%
SGX Iron Ore 62% May26	15	164,414	-38.18%
Rapeseed Euro May26	6	155,002	-35.99%
Low Su Gasoil Jul26	2	151,078	-35.08%
Low Su Gasoil Jan27	(2)	(149,081)	34.62%
CHF 2YR M6 IRS 0.077 17/06/2026 (IMM) (OIS) - 17/06/2028	(107,402)	(134,263)	31.17%
GBP 2YR M6 IRS 4.3088 17/06/2026 (IMM) (OIS) - 17/06/2028	(99,664)	(131,543)	30.54%
LIVE CATTLE FUTR Jun26	(1)	(129,177)	29.99%
Live Cattle Future Oct26	1	129,017	-29.96%
US Long Bond (CBT) Jun26	(1)	(128,168)	29.76%
Long Gilt Future Jun26	1	126,478	-29.37%
Canola Future (WCE) May26	12	124,778	-28.97%
MYR 2YR M6 NDIRS 3.1126 17/06/2026 (IMM) - 17/06/2028	(498,619)	(124,064)	28.81%
MIAX Red Wheat Future May26	4	122,730	-28.50%
SEK 2YR M6 IRS 2.84694 17/06/2026 (IMM) - 17/06/2028	(1,165,356)	(122,080)	28.35%
WTI CRUDE FUTURE Jul26	1	114,452	-26.57%
NY Harb ULSD Fut Jul26	1	114,120	-26.50%
LME Prim Aluminum Future Mar27	(1)	(109,827)	25.50%
WTI CRUDE FUTURE May26	(1)	(109,060)	25.32%
Other Underlying Index Components*	(490,642,865)	(389,422)	90.42%
		$ (430,682)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the GSMBAICO Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
NVIDIA Corporation	2,476	$ 409,044	6.43%
Fujikura Ltd.	13,286	340,638	5.36%
Taiwan Semiconductor Manufacturing Company Ltd.	636	201,351	3.17%
Wistron Corp.	51,713	197,658	3.11%
NVIDIA Corporation	1,188	196,242	3.09%
Vertiv Holdings Company	816	191,045	3.00%
GE Vernova, Inc.	233	190,594	3.00%
Broadcom, Inc.	648	190,068	2.99%
Asia Vital	3,006	186,629	2.93%
Amphenol Corp.-Class A	1,505	179,270	2.82%
Constellation Energy	592	176,823	2.78%
Cambricon Technologies, A.	1,240	176,544	2.78%
Arista Networks, Inc.	1,519	176,412	2.77%
Hygon Information Technologies - Class A	5,710	173,833	2.73%
Fujikura Ltd.	6,374	163,424	2.57%
Alphabet, Inc. - Class C	586	160,155	2.52%
ADVANTEST Corporation	1,242	158,333	2.49%
Meta Platforms, Inc., Class A	284	152,322	2.40%
SK Mechatronics, Corp.	6,112	151,336	2.38%
Micron Technology, Inc.	470	151,168	2.38%
King Slide Works Co., Ltd.	1,500	148,618	2.34%
Amazon.com, Inc.	724	145,534	2.29%
SK Hynix, Inc.	267	140,761	2.21%
Talen Energy Corp.	431	134,933	2.12%
Taiwan Semiconductor Manufacturing Company Ltd.	305	96,600	1.52%
Wistron Corp.	24,810	94,828	1.49%
Applovin Corporation - Class A	252	93,784	1.47%
Vertiv Holdings Company	391	91,655	1.44%
GE Vernova, Inc.	112	91,439	1.44%
Broadcom, Inc.	311	91,187	1.43%
Asia Vital	1,442	89,537	1.41%
Amphenol Corp.-Class A	722	86,006	1.35%
Constellation Energy	284	84,832	1.33%
Cambricon Technologies, A.	595	84,699	1.33%
Arista Networks, Inc.	729	84,635	1.33%
Hygon Information Technologies - Class A	2,739	83,398	1.31%
Alphabet, Inc. - Class C	281	76,836	1.21%
ADVANTEST Corporation	596	75,961	1.19%
Meta Platforms, Inc., Class A	136	73,078	1.15%
SK Mechatronics, Corp.	2,932	72,605	1.14%
Micron Technology, Inc.	225	72,524	1.14%
King Slide Works Co., Ltd.	720	71,301	1.12%
Microsoft Corp.	197	70,680	1.11%
Amazon.com, Inc.	347	69,821	1.10%
SK Hynix, Inc.	128	67,531	1.06%
Talen Energy Corp.	207	64,735	1.02%
Applovin Corporation - Class A	121	44,994	0.71%
Microsoft Corp.	94	33,909	0.53%
		$ 6,359,310	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the JPVWIN Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
SM Energy Company	808	$ 25,934	0.85%
Seabord Corp.	4	24,454	0.80%
SM Energy Company	736	23,618	0.77%
Hewlett Packard Enterprise	1,023	23,116	0.75%
TD Synnex Corp.	144	23,028	0.75%
Biogen, Inc.	121	22,647	0.74%
Rithm Capital Corp.	2,431	22,327	0.73%
Sirius XM Holdings, Inc.	980	22,286	0.73%
Seabord Corp.	4	22,270	0.73%
Comcast Corp.-Class A	771	22,266	0.73%
Everest Group Ltd.	69	22,250	0.73%
Lincoln National Corp.	652	22,207	0.72%
General Motors Co.	300	21,781	0.71%
Lithia Motors, Inc.	88	21,659	0.71%
Advanced Micro Devices, Inc.	110	21,634	0.71%
Graphic Packaging Holding Co.	2,295	21,576	0.70%
Skyworks Solutions, Inc.	411	21,568	0.70%
Harley-Davidson, Inc.	1,108	21,533	0.70%
Humana, Inc.	129	21,441	0.70%
Pennymac Financial Services	253	21,428	0.70%
Arrow Electronics, Inc.	157	21,410	0.70%
Kohl's Corporation	1,742	21,242	0.69%
Crescent Energy, Inc.	1,568	21,212	0.69%
Universal Health Services, Inc., Class B	116	21,143	0.69%
Bio-Rad Laboratories Class A	78	21,100	0.69%
Alexandria Real Esate	456	21,091	0.69%
Hewlett Packard Enterprise	932	21,051	0.69%
TD Synnex Corp.	131	20,971	0.68%
Global Payments, Inc.	316	20,956	0.68%
Sunrun, Inc.	1,722	20,893	0.68%
Lyft, Inc. Class A	1,637	20,687	0.67%
Biogen, Inc.	110	20,624	0.67%
First Solar, Inc.	111	20,553	0.67%
Bill Holdings, Inc.	551	20,503	0.67%
Rithm Capital Corp.	2,214	20,333	0.66%
Sirius XM Holdings, Inc.	892	20,295	0.66%
Comcast Corp.-Class A	702	20,277	0.66%
United Airlines Holdings, Inc.	238	20,275	0.66%
Everest Group Ltd.	63	20,263	0.66%
Lincoln National Corp.	594	20,223	0.66%
Intel Corporation	489	20,134	0.66%
General Motors Co.	273	19,835	0.65%
Mosaic Co. (The)	793	19,809	0.65%
Lithia Motors, Inc.	80	19,724	0.64%
Advanced Micro Devices, Inc.	101	19,702	0.64%
Renaissancere Holdings, Ltd.	67	19,690	0.64%
Graphic Packaging Holding Co.	2,090	19,649	0.64%
Skyworks Solutions, Inc.	374	19,641	0.64%
Harley-Davidson, Inc.	1,009	19,610	0.64%
Humana, Inc.	118	19,525	0.64%
Other Underlying Index Components*	147,910	2,005,491	65.39%
		$ 3,066,935	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.^

Name	Quantity	Value	Weight
Halliburton Co.	14,520	$ 570,055	9.39%
Waste Management, Inc.	1,737	399,441	6.58%
Henkel AG & Co. KGAA VOR - Preferred	(5,119)	(394,026)	-6.49%
SLB Ltd.	7,507	386,836	6.38%
Church & Dwight Co., Inc.	(3,881)	(364,465)	-6.01%
Colgate-Palmolive Co.	(4,231)	(362,724)	-5.98%
Darling Ingredients, Inc.	5,961	359,866	5.93%
Liberty Energy Class A	12,289	354,661	5.84%
Fortum OYJ	14,141	353,691	5.83%
Procter & Gamble Co.	(2,434)	(352,248)	-5.81%
Propetro Holding Corp.	23,838	349,227	5.76%
Deutsche Lufthansa	(40,452)	(336,237)	-5.54%
Endesa SA	8,087	335,261	5.53%
Solaria Energia Y Medio Ambi	12,094	324,405	5.35%
Neste OYJ	10,195	323,975	5.34%
Walt Disney Company (The)	(3,359)	(316,821)	-5.22%
Cactus, Inc. Class A	6,674	311,676	5.14%
American Airlines Group, Inc.	(30,247)	(307,914)	-5.07%
Polski Koncern Naftowy Orlen	8,560	303,285	5.00%
Patterson-UTI Energy, Inc.	27,037	298,759	4.92%
Unilever PLC	(4,876)	(294,073)	-4.85%
Blue Owl Capital Corp.	(26,553)	(289,162)	-4.77%
Diamondback Energy, Inc.	1,422	282,480	4.66%
Helmerich & Payne	7,850	281,344	4.64%
Japan Airlines Co., Ltd.	(17,229)	(276,404)	-4.56%
Woodward, Inc.	801	273,558	4.51%
Cinemark Holdings, Inc.	(9,728)	(270,438)	-4.46%
Safran SA	843	270,111	4.45%
China Shenhua Energy Company, Class H	45,570	268,070	4.42%
Five Below, Inc.	1,218	267,792	4.41%
Ares Capital Corp.	(15,062)	(267,200)	-4.40%
Reckitt Benckiser Group PLC	(3,868)	(265,394)	-4.37%
Sasol Ltd.	20,439	264,665	4.36%
Air France-KLM	(26,565)	(262,972)	-4.33%
Warner Music Group Corp. Class A	(10,888)	(262,401)	-4.32%
ANA Holdings, Inc.	(14,867)	(261,295)	-4.31%
Sandvik AB	7,113	261,259	4.31%
Howmet Aerospace, Inc.	1,161	258,891	4.27%
Clorox Company	(2,524)	(258,508)	-4.26%
Whitehave Coal Ltd.	40,007	253,901	4.18%
Epiroc AB, Class A	10,518	250,868	4.13%
Expand Energy Corp.	2,217	247,085	4.07%
Sony Group Corp.	(12,002)	(241,408)	-3.98%
Freeport McMoran, Inc.	(4,398)	(240,351)	-3.96%
Equinor ASA	5,593	235,272	3.88%
NOV, Inc.	12,548	232,891	3.84%
SM Energy Co.	7,169	230,340	3.80%
Universal Music Group NV	(12,333)	(227,993)	-3.76%
Pearson PLC	(17,265)	(227,660)	-3.75%
Tenaris SA - ADR	3,949	225,883	3.72%
Other Underlying Index Components*	(2,144,183)	3,372,008	55.57%
		$ 6,067,862	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with JP Morgan.^

Name	Quantity	Value+	Weight
EURO-SCHATZ Future Jun26	(12)	$ (1,497,516)	-41.63%
Short Euro-BTP Future Jun26	11	1,325,393	36.85%
MARKIT CDX.NA.IG.46 06/31 V1	679,134	679,134	18.88%
EURO-BUND Future Jun26	(5)	(655,949)	-18.24%
USD 3YR M6 IRS 3.23616 17/06/2026 (IMM) - (OIS) 17/06/2029	627,804	627,804	17.45%
USD 3YR U6 IRS 3.36648 16/09/2026 (IMM) - (OIS) 16/09/2029	623,778	623,778	17.34%
GBP 3YR U6 IRS 3.50436 16/09/2026 (IMM) - (OIS) 16/09/2029	466,045	614,527	17.09%
GBP 3YR M6 IRS 3.788 17/06/2026 (IMM) (OIS) - 17/06/2029	463,423	611,069	16.99%
COPPER FUTURE May26	(4)	(596,512)	-16.58%
JPY 3YR U6 IRS 1.56313 16/09/2026 (IMM) - (OIS) 16/09/2029	(87,462,779)	(547,330)	-15.22%
USD 3YR M6 IRS 3.23616 17/06/2026 (IMM) - (OIS) 17/06/2029	533,781	533,781	14.84%
USD 3YR U6 IRS 3.36648 16/09/2026 (IMM) - (OIS) 16/09/2029	530,359	530,359	14.75%
JPY 3YR M6 IRS 1.14902 17/06/2026 (IMM) - (OIS) 17/06/2029	(83,370,560)	(521,722)	-14.51%
MARKIT ITRX Europe 06/31 V1	(429,301)	(492,193)	-13.68%
EURO-BUND Future Jun26	(3)	(461,983)	-12.84%
JPY 3YR U6 IRS 1.56313 16/09/2026 (IMM) - (OIS) 16/09/2029	70,197,373	439,506	12.22%
GBP 3YR U6 IRS 3.50436 16/09/2026 (IMM) - (OIS) 16/09/2029	325,023	429,031	11.93%
GBP 3YR M6 IRS 3.788 17/06/2026 (IMM) (OIS) - 17/06/2029	323,194	426,616	11.86%
SUGAR #11 (WORLD) May26	(24)	(426,334)	-11.85%
JPY 3YR M6 IRS 1.14902 17/06/2026 (IMM) - (OIS) 17/06/2029	66,912,970	418,942	11.65%
Wheat Future (CBT) May26	(13)	(382,295)	-10.63%
Euro-BTP Future Jun26	3	341,413	9.49%
JPY 5YR U6 IRS 1.72599 16/09/2026 (IMM) - (OIS) 16/09/2031	(54,501,715)	(341,064)	-9.48%
Copper Future Sep26	2	340,522	9.47%
USD 5YR M6 IRS 3.35507 17/06/2026 (IMM) - (OIS) 17/06/2031	329,641	329,641	9.16%
LME NICKEL FUTURE Sep26	(3)	(329,556)	-9.16%
USD 5YR U6 IRS 3.52193 16/09/2026 (IMM) - (OIS) 16/09/2031	328,006	328,006	9.12%
Euro-OAT Future Jun26	2	325,565	9.05%
WHEAT FUTURE(CBT) Jul26	11	325,351	9.05%
JPY 5YR M6 IRS 1.26115 17/06/2026 (IMM) - (OIS) 17/06/2031	(51,825,832)	(324,319)	-9.02%
SUGAR #11 (WORLD) Jul26	17	322,567	8.97%
LME Nickel Future May26	3	322,274	8.96%
Cotton No. 2 Future May 2026	(9)	(310,530)	-8.63%
GBP 5YR U6 IRS 3.65028 16/09/2026 (IMM) - (OIS) 16/09/2031	234,717	309,826	8.61%
GBP 5YR M6 IRS 3.89167 17/06/2026 (IMM) - (OIS) 17/06/2031	233,946	308,808	8.59%
Live Cattle Future Aug26	3	306,868	8.53%
Japanese 10 Year Bond (OSE) Jun26	-	(294,546)	-8.19%
LIVE CATTLE FUTR Jun26	(3)	(289,352)	-8.04%
KC HRW Wheat Future May26	(9)	(284,911)	-7.92%
CORN FUTURE May26	(12)	(278,252)	-7.74%
Copper Future Dec26	2	273,225	7.60%
CORN FUTURE Jul26	11	255,946	7.12%
Cotton No. 2 Future Jul26	7	248,238	6.90%
USD 7YR M6 IRS 3.4883 17/06/2026 (IMM) - (OIS) 17/06/2033	248,233	248,233	6.90%
USD 7YR U6 IRS 3.6735 16/09/2026 (IMM) - (OIS) 16/09/2033	247,426	247,426	6.88%
JPY 7YR U6 IRS 1.87617 16/09/2026 (IMM) - (OIS) 16/09/2033	(39,233,367)	(245,517)	-6.83%
WTI CRUDE FUTURE May26	(2)	(235,585)	-6.55%
JPY 7YR M6 IRS 1.38864 17/06/2026 (IMM) - (OIS) 17/06/2033	(37,170,690)	(232,609)	-6.47%
CAD 3YR M6 IRS 2.66 17/06/2026 (IMM) (OIS) - 17/06/2029	323,408	232,271	6.46%
CAD 3YR U6 IRS 2.70812 16/09/2026 (IMM) - (OIS) 16/09/2029	319,357	229,363	6.38%
WTI Crude Future Aug26	4	217,674	6.05%
USD 10YR M6 IRS 3.67281 17/06/2026 (IMM) - (OIS) 17/06/2036	(213,008)	(213,008)	-5.92%
USD 10YR U6 IRS 3.87021 16/09/2026 (IMM) - (OIS) 16/09/2036	(212,873)	(212,873)	-5.92%
GBP 10YR M6 IRS 4.24945 17/06/2026 (IMM) - (OIS) 17/06/2036	(160,254)	(211,311)	-5.87%
GBP 10YR U6 IRS 4.01578 16/09/2026 (IMM) - (OIS) 16/09/2036	(160,178)	(211,211)	-5.87%
GBP 7YR U6 IRS 3.80017 16/09/2026 (IMM) - (OIS) 16/09/2033	142,432	188,010	5.23%
GBP 7YR M6 IRS 4.0306 17/06/2026 (IMM) - (OIS) 17/06/2033	142,182	187,681	5.22%
USD 10YR M6 IRS 3.67281 17/06/2026 (IMM) - (OIS) 17/06/2036	184,332	184,332	5.12%
USD 10YR U6 IRS 3.87021 16/09/2026 (IMM) - (OIS) 16/09/2036	184,215	184,215	5.12%
JPY 10YR U6 IRS 2.10556 16/09/2026 (IMM) - (OIS) 16/09/2036	(28,477,950)	(178,211)	-4.95%
KC HRW WHEAT FUT Jul26	6	169,196	4.70%
JPY 10YR M6 IRS 2.051 17/06/2026 (IMM) (OIS) - 17/06/2036	(26,802,691)	(167,728)	-4.66%
S&P 500 E-MINI Future Jun26	1	160,050	4.45%
LME PRI ALUM FUTR May26	(2)	(158,649)	-4.41%
LME Prime Aluminum Future Aug26	2	158,360	4.40%
Sugar #11 (WORLD) Oct26	8	149,658	4.16%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Name	Quantity	Value+	Weight
SEK 3YR M6 IRS 2.26053 17/06/2026 (IMM) - 17/06/2029	(1,426,009)	$ (149,398)	-4.15%
SEK 3YR U6 IRS 2.4779 16/09/2026 (IMM) - 16/09/2029	(1,388,605)	(145,480)	-4.04%
Other Underlying Index Components*	(91,521,484)	(161,913)	-4.50%
		$ 3,596,802	100.00%

+The basket comprise dynamic exposure to a number of public, rules based indices offered by the Fund's counterparties. These indices comprise dynamic, quantitative strategies which are designed to capture well known market effects, as outlined in the table below. The indices are unitised, in the sense that the level of the index at any point reflects the cumulative performance of the dynamic exposures that arise from the index rules, and will not equate to the weighted sum of their current exposures. Components of basket shown above consist of investments within the underlying indices in which the Fund has exposure to as noted below.
^ Components include cash and foreign cash balances which may not be reflected below.
*Largest 50 underlying components by market value at March 31, 2026.

Summary of Indices Exposure within GSIS1266 and XRJPFLC1:

Index	Description
ABGSCRVB Index	Commodities beta-constrained carry. Seeks to extract returns from the rolldown of commodities contracts along the curve; BCOM weighted on the long side and short BCOM itself to reduce directionality.
ABGSFCT2 Index	Frontier commodities trend. Medium tem trend following on commodities with lower speculative interest (more producer interest)
ABGSRSCE Index	Commodities long enhanced roll. Seeks to extract returns from passive rolling of commodities contracts ahead of the BCOM index rules (long/short).
GSXAS03F Index	Multi-asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns
ABGSSA02 Index	Commodities seasonal persistence. Seeks to extract returns by going long commodities futures whose historical seasonal performance has been positive and by going short those whose historical seasonal performance has been negative.
GSFXCA02 Index	FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
GSFXVA01 Index	FX Value. Extracts returns by being long currencies with a low real effective (price level adjusted) exhange rate (REER) and short currencies with a high REER.
GSIRCA03 Index	Rates carry (bonds). Seeks to extract returns by going long fixed income futures with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSIRVA01 Index	Rates value. Fixed income futures value strategy that goes long bond futures with high real yields and short those with low real yields.
GSSWCA07 Index	Rates carry (IRS). Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSSWTR01 Index	Short end rates trend. Medium tem trend following on interest rate swaps from DM and EM markets implemented at the 2y tenor point.
ABGSXSBM Index	Commodities basis momentum. Seeks to extract returns by going long commodities whose curve is flattening relative to its history, and going short commodies whose curve is steepening relative to its history.
ABGSCMLS Index	Commodities carry momentum. Seeks to extract returns by going long commodities whose change in carry is positive, and going short commodies whose change in carry is negative.
AIJPXSK1 Index	Cross asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns
AIJPBT15 Index	Macro indicators trend. Seeks to extract returns by building a measure of economic momentum, then by going long (short) assets which tend to perform in positive (negative) macroeconomic environments.
JMABCCC1 Index	Commod curve carry. Seeks to extract returns from the rolldown of commodities contracts along the curve selecting contracts using momentum weighting.
JMABLCCU Index	Commod curve carry, producer driven. Seeks to extract returns from the rolldown of commodities contracts along the curve, selecting contracts with high producer interest (and low speculator intrerest).
JMABSEAS Index	Commodities seasonality. Seeks to extract returns from commodity spread positions by going long (short) spreads with positive (negative) seasonality characteristics.
JPDRXMA2 Index	Commodities enhanaced congestion. Use a momentum signal to predict congestion in commodities contract rolls, and seek to profit from this congestion.
JMABNPM2 Index	Mutlifactor commodities value. Both strategies seek to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc.
JCOPCFXC Index	Commods value.
JMFXTECL Index	USD capped, beta constrained FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
JSDNREC1 Index	G8 rates carry but cross tenor implemementation. Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, using multiple tenors across the curve.
JMABSKNS Index	Commodity time spreads skewness. Extracting returns from commodity curve positions by shorting those curves with excessive positive skewness in returns and going long those with excessive negative skewness in returns
JMABCCVB Index	Commodity time spreads value. Seeks to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc. but entering into spread positions across the curve.